UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS—June 30, 2007  — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 52.0%
Federal Farm Credit Bank — 0.7%

5.64% due 04/04/11	$500,000	$507,444
6.00% due 03/07/11	200,000	205,069
6.30% due 12/03/13	500,000	524,979

		1,237,492

Federal Home Loan Mtg. Corp. — 0.0%

8.00% due 06/01/08	986	990

Federal National Mtg. Assoc. — 0.4%

Series 1998-M4, Class C
6.53% due 05/25/30(1)	616,774	616,304
8.00% due 01/01/23	33,697	35,538
11.00% due 02/01/15	31	35
11.50% due 09/01/19	9,210	10,054

		661,931

Private Export Funding Corp. — 5.6%

5.87% due 07/31/08	10,000,000	10,063,540

Government National Mtg. Assoc. — 44.4%

4.50% due 05/15/18	922,870	880,647
4.50% due 08/15/18	1,430,950	1,365,481
4.50% due 09/15/18	4,289,175	4,092,938
4.50% due 10/15/18	4,195,961	4,003,988
4.50% due 09/15/33	4,741,845	4,358,478
5.00% due 04/15/18	4,290,378	4,168,888
5.00% due 04/15/33	30,674	29,081
5.00% due 08/15/33	1,885,419	1,787,539
5.00% due 09/15/33	856,017	811,577
5.00% due 10/15/33	595,054	564,162
5.00% due 04/15/34	29,375	27,840
5.00% due 11/15/34	208,802	197,890
5.00% due 02/15/35	26,750	25,332
5.00% due 03/15/35	508,636	481,675
5.00% due 04/15/35	64,828	61,391
5.00% due 05/15/35	2,144,898	2,031,203
5.00% due 09/15/35	1,021,106	966,981
5.00% due 10/15/35	157,988	149,614
5.00% due 12/15/35	99,384	94,116
5.00% due 03/15/36	895,136	847,043
5.00% due 05/15/36	1,430,663	1,353,798
5.00% due 06/15/36	988,538	935,427
5.00% due 09/15/36	2,192,692	2,074,748
5.00% due 10/15/36	506,326	479,123
5.00% due 11/15/36	56,491	53,456
5.00% due 12/15/36	403,559	381,877
5.00% due 01/15/37	4,656,148	4,403,873
5.00% due 02/15/37	2,116,296	2,001,633
5.00% due 03/15/37	1,723,770	1,630,374
5.00% due 04/15/37	1,835,755	1,736,291
5.50% due 11/15/32	14,736	14,335
5.50% due 03/15/33	454,243	441,760
5.50% due 04/15/33	552,806	537,612
5.50% due 05/15/33	1,281,187	1,245,973
5.50% due 06/15/33	6,077,395	5,910,358
5.50% due 07/15/33	1,626,643	1,581,935
5.50% due 10/15/33	1,688,229	1,641,828
5.50% due 12/15/33	348,452	338,874
5.50% due 01/15/34	3,515,798	3,418,069
5.50% due 02/15/34	2,048,339	1,991,400
6.00% due 01/15/28	2,425	2,422
6.00% due 04/15/28	1,312,036	1,310,385
6.00% due 05/15/28	2,026	2,023
6.00% due 10/15/28	3,587	3,582
6.00% due 03/15/29	57,342	57,254
6.00% due 04/15/29	47,652	47,579
6.00% due 05/15/29	72,663	72,552
6.00% due 06/15/29	27,959	27,916
6.00% due 04/15/31	26,534	26,482
6.00% due 05/15/31	45,643	45,553
6.00% due 11/15/31	169,125	168,791
6.00% due 12/15/31	342,187	341,510
6.00% due 01/15/32	165,110	164,751
6.00% due 02/15/32	43,438	43,343
6.00% due 03/15/32	9,678	9,657
6.00% due 08/15/32	267,319	266,737
6.00% due 11/15/32	41,255	41,165
6.00% due 12/15/32	9,473	9,452
6.00% due 01/15/33	18,765	18,714
6.00% due 02/15/33	55,283	55,132
6.00% due 03/15/33	85,341	85,106
6.00% due 04/15/33	330,424	329,516
6.00% due 07/15/33	235,634	234,987
6.00% due 08/15/33	2,452,046	2,446,845
6.00% due 09/15/33	350,330	349,367
6.00% due 10/15/33	1,359,848	1,356,118
6.00% due 11/15/33	163,955	163,504
6.00% due 12/15/33	749,122	747,064
6.00% due 02/15/34	323,855	322,716
6.00% due 05/15/34	49,110	48,938
6.00% due 06/15/34	44,480	44,323
6.00% due 07/15/34	1,420,563	1,415,569
6.00% due 08/15/34	171,178	170,576
6.00% due 09/15/34	1,335,005	1,330,311
6.00% due 10/15/34	4,621,314	4,605,064
6.00% due 12/15/34	367,531	366,239
6.00% due 06/15/35	301,747	300,445
6.00% due 08/15/35	316,075	314,711
6.50% due 02/15/29	15,663	16,002
6.50% due 05/15/31	10,987	11,216
6.50% due 06/15/31	64,490	65,840
6.50% due 07/15/31	36,442	37,205
6.50% due 08/15/31	74,248	75,803
6.50% due 09/15/31	189,387	193,350
6.50% due 10/15/31	299,954	306,231
6.50% due 11/15/31	13,300	13,578
6.50% due 12/15/31	19,095	19,494
6.50% due 01/15/32	30,459	31,069
6.50% due 02/15/32	526,726	537,282
6.50% due 06/15/32	51,100	52,124
7.00% due 07/15/23	32,763	34,142
7.00% due 10/15/23	46,286	48,235
7.00% due 09/15/25	231,993	241,972
7.00% due 03/20/29	16,779	17,450
7.00% due 06/20/29	2,797	2,908
7.00% due 11/20/30	71,123	73,957
7.50% due 04/15/17	10,415	10,841
7.50% due 08/15/23	182,588	191,089
7.50% due 09/15/23	552,477	578,200
7.50% due 10/15/23	16,499	17,267
8.00% due 02/15/08	94	95
9.00% due 12/15/16	57,113	61,123
11.00% due 08/20/15	218	239
11.00% due 09/20/15	403	442
11.50% due 05/20/15	3,642	4,054
12.50% due 09/15/14	5,203	5,791
13.00% due 01/15/11	1,614	1,787
13.00% due 02/15/11	2,330	2,579
13.00% due 03/15/11	176	195
13.00% due 04/15/11	415	459
13.00% due 09/15/13	4,652	5,186
13.00% due 10/20/14	1,048	1,156
13.00% due 11/15/14	679	759
13.00% due 02/20/15	626	691
13.50% due 02/15/13	10,127	11,395
15.00% due 01/15/12	388	443
15.00% due 02/15/12	969	1,107
15.00% due 06/15/12	10,336	11,804
15.00% due 09/15/12	584	666
15.50% due 09/15/11	31,275	35,672

		79,185,905

Small Business Administration — 0.9%

6.30% due 06/01/18	1,575,042	1,600,730

Total U.S. Government Agencies (cost $95,687,297)		92,750,588

U.S. GOVERNMENT TREASURIES — 38.7%
United States Treasury Bonds — 10.0%

4.75% due 02/15/37	19,000,000	17,914,929

United States Treasury Notes — 28.7%

4.50% due 05/15/17 (5)	47,000,000	45,061,250
5.13% due 06/30/08	6,000,000	6,005,628

		51,066,878

Total U.S. Government Treasuries (cost $68,390,756)		68,981,807

Total Long-Term Investment Securities (cost $164,078,053)		161,732,395

SHORT-TERM INVESTMENT SECURITIES — 5.6%
Federal Home Loan Bank Disc Corp. 4.80% due 07/02/07 (cost $10,000,000)	10,000,000	10,000,000

REPURCHASE AGREEMENT — 11.3%
UBS Securities, LLC Joint Repurchase Agreement(2)(4) (cost $20,107,000)	20,107,000	20,107,000

TOTAL INVESTMENTS (cost $194,185,053) (3)	107.6%	191,839,395
Liabilities in excess of other assets	(7.6)	(13,624,881)

NET ASSETS	100.0%	$178,214,514

(1)	Collateralized Mortgaged Obligation

(2)	See Note 2 for details of Joint Repurchase Agreement

(3)	See Note 3 for cost of investments on a tax basis

(4)	The security or a portion thereof was purchased with cash collateral from a reverse repurchase agreement.

(5)	A portion of the principal amount has been deposited in escrow with a broker as collateral for a reverse repurchase agreement outstanding at June 30, 2007.

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS—June 30, 2007  — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 96.7%
Federal National Mtg. Assoc. — 0.7%
Federal National Mtg. Assoc. Series 2005—20

5.00% due 01/25/18(1)	$2,955,037	$2,943,175

Government National Mtg. Assoc. — 95.9%

4.50% due 05/15/18	1,845,740	1,761,294
4.50% due 08/15/18	920,669	878,546
4.50% due 09/15/18	3,203,952	3,057,366
4.50% due 10/15/18	4,923,584	4,698,320
4.50% due 08/15/33	2,831,351	2,602,443
4.50% due 09/15/33	3,382,499	3,109,032
5.00% due 03/15/18	557,386	541,602
5.00% due 04/15/18	6,973,238	6,775,779
5.00% due 05/15/18	9,596,247	9,324,513
5.00% due 01/15/33	17,945	17,014
5.00% due 05/15/33	12,531	11,880
5.00% due 08/15/33	2,754,899	2,611,880
5.00% due 09/15/33	2,610,214	2,474,706
5.00% due 10/15/33	6,004,207	5,692,503
5.00% due 04/15/34	56,741	53,776
5.00% due 05/15/34	157,621	149,384
5.00% due 11/15/34	714,402	677,068
5.00% due 12/15/34	694,810	658,501
5.00% due 09/15/35	21,262	20,135
5.00% due 10/15/35	135,313	128,141
5.00% due 11/15/35	136,589	129,349
5.00% due 12/15/35	74,120	70,191
5.00% due 02/15/36	164,219	155,397
5.00% due 04/15/36	527,634	499,285
5.00% due 06/15/36	1,563,496	1,479,496
5.00% due 07/15/36	493,513	466,998
5.00% due 08/15/36	26,542	25,116
5.00% due 09/15/36	938,471	887,961
5.00% due 10/15/36	26,428	25,008
5.00% due 11/15/36	489,257	462,971
5.00% due 12/15/36	1,309,433	1,239,081
5.00% due 01/15/37	830,564	785,563
5.00% due 02/15/37	969,414	916,890
5.00% due 04/15/37	10,214,296	9,660,875
5.00% due August TBA	20,000,000	18,906,240
5.50% due 06/15/29	5,953	5,792
5.50% due 01/15/32	46,226	44,966
5.50% due 12/15/32	745,375	725,059
5.50% due 01/15/33	494,171	480,588
5.50% due 02/15/33	1,971,626	1,917,436
5.50% due 03/15/33	1,101,635	1,071,357
5.50% due 04/15/33	5,940,318	5,777,051
5.50% due 05/15/33	7,070,129	6,875,806
5.50% due 06/15/33	7,772,630	7,559,143
5.50% due 07/15/33	398,965	387,999
5.50% due 08/15/33	2,413,171	2,346,845
5.50% due 09/15/33	405,972	394,814
5.50% due 10/15/33	6,577,389	6,396,610
5.50% due 12/15/33	7,381,692	7,178,806
5.50% due 01/15/34	9,903,779	9,628,480
5.50% due 02/15/34	1,318,222	1,281,578
5.50% due 04/15/35	2,350,562	2,283,895
5.50% due 07/15/35	2,550,605	2,478,264
5.50% due 09/15/35	25,680,399	24,952,048
5.50% due 10/15/35	16,286,529	15,824,608
5.50% due 11/15/35	31,532,177	30,637,857
5.50% due 12/15/35	19,578,064	19,022,789
5.50% due 02/15/36	2,623,492	2,546,652
5.50% due 03/15/36	10,360,049	10,056,611
5.50% due 04/15/36	465,067	451,445
5.50% due 05/15/36	3,364,558	3,266,012
6.00% due 11/15/23	3,995	3,988
6.00% due 01/15/24	7,254	7,241
6.00% due 07/15/28	5,146	5,139
6.00% due 11/15/28	299,599	299,182
6.00% due 12/15/28	322,881	322,431
6.00% due 01/15/29	647,661	646,668
6.00% due 02/15/29	759,577	758,415
6.00% due 03/15/29	564,776	563,908
6.00% due 04/15/29	1,481,752	1,479,508
6.00% due 05/15/29	71,073	70,963
6.00% due 06/15/29	617,208	616,273
6.00% due 07/15/29	183,989	183,707
6.00% due 08/15/29	20,335	20,303
6.00% due 10/15/29	105,474	105,312
6.00% due 04/15/31	20,595	20,554
6.00% due 07/15/31	15,252	15,221
6.00% due 10/15/31	84,453	84,286
6.00% due 11/15/31	1,467,704	1,464,803
6.00% due 12/15/31	608,301	607,100
6.00% due 01/15/32	665,876	664,428
6.00% due 02/15/32	57,147	57,023
6.00% due 03/15/32	456,747	455,754
6.00% due 07/15/32	114,264	114,015
6.00% due 08/15/32	1,629,518	1,626,215
6.00% due 09/15/32	1,117,341	1,114,911
6.00% due 10/15/32	208,038	207,585
6.00% due 11/15/32	8,329	8,311
6.00% due 12/15/32	170,368	169,997
6.00% due 01/15/33	1,573,834	1,569,509
6.00% due 02/15/33	1,734,358	1,729,591
6.00% due 03/15/33	1,210,511	1,207,185
6.00% due 04/15/33	1,353,234	1,349,515
6.00% due 05/15/33	1,414,621	1,410,732
6.00% due 06/15/33	1,049,757	1,046,871
6.00% due 08/15/33	1,636,177	1,631,892
6.00% due 10/15/33	520,452	519,023
6.00% due 11/15/33	1,655,389	1,650,847
6.00% due 12/15/33	3,174,109	3,165,388
6.00% due 01/15/34	1,696,527	1,690,562
6.00% due 02/15/34	10,934,871	10,896,421
6.00% due 03/15/34	321,118	319,989
6.00% due 04/15/34	3,611,796	3,599,096
6.00% due 05/15/34	284,552	283,551
6.00% due 06/15/34	318,293	317,174
6.00% due 07/15/34	3,711,725	3,698,674
6.00% due 08/15/34	5,191,748	5,173,477
6.00% due 09/15/34	284,748	283,746
6.00% due 10/15/34	782,941	780,187
6.00% due 11/15/34	1,754,473	1,748,304
6.00% due 12/15/34	58,890	58,683
6.00% due 01/15/35	101,453	101,016
6.00% due 02/15/35	1,047,429	1,042,909
6.00% due 04/15/35	60,100	59,840
6.00% due 05/15/35	117,698	117,190
6.00% due 06/15/35	458,431	456,453
6.00% due 11/15/35	22,107	22,012
6.00% due 12/15/35	1,564,335	1,557,470
6.00% due 01/15/36	1,063,867	1,058,754
6.00% due 02/15/36	1,916,541	1,907,330
6.00% due 03/15/36	1,832,153	1,823,347
6.00% due 04/15/36	5,592,403	5,565,527
6.00% due 05/15/36	6,136,847	6,107,356
6.00% due 06/15/36	3,194,950	3,179,594
6.00% due 07/15/36	1,703,850	1,695,662
6.00% due 08/15/36	24,133	24,043
6.00% due 09/15/36	253,257	252,039
6.00% due 10/15/36	1,777,246	1,769,623
6.00% due 11/15/36	2,738,950	2,725,787
6.00% due August TBA	40,000,000	39,762,480
6.50% due 03/15/28	25,680	26,228
6.50% due 08/15/28	43,659	44,602
6.50% due 12/15/28	700	715
6.50% due 01/15/29	4,863	4,968
6.50% due 02/15/29	1,637	1,673
6.50% due 03/15/29	111,039	113,444
6.50% due 04/15/29	1,852	1,892
6.50% due 05/15/29	12,597	12,869
6.50% due 06/15/29	38,352	39,183
6.50% due 07/15/29	4,926	5,033
6.50% due 10/15/29	3,499	3,574
6.50% due 08/15/31	238,072	243,054
6.50% due 09/15/31	17,583	17,951
6.50% due 10/15/31	299,954	306,231
6.50% due 11/15/31	158,414	161,729
6.50% due 12/15/31	194,476	198,546
6.50% due 02/15/32	222,250	226,705
6.50% due 05/15/32	1,411,778	1,440,071
6.50% due 06/15/32	121,205	123,634
7.00% due 03/15/23	91,034	94,867
7.00% due 01/20/24	663	690
7.00% due 03/20/24	657	683
7.00% due 07/20/25	3,796	3,950
7.00% due 09/15/25	100,750	105,083
7.00% due 01/20/29	38,821	40,373
7.00% due 02/20/29	7,624	7,929
7.00% due 06/20/29	13,867	14,422
7.00% due 07/20/29	52,632	54,736
7.00% due 09/20/29	5,279	5,490
7.00% due 10/20/29	10,823	11,255
7.00% due 11/20/29	3,520	3,661
7.00% due 03/20/30	5,061	5,263
7.00% due 06/20/30	8,211	8,538
7.00% due 08/20/30	30,756	31,982
7.00% due 09/20/30	26,016	27,053
7.00% due 10/20/30	31,522	32,778
8.00% due 11/15/26	189,426	200,924
8.00% due 12/15/29	16,311	17,311
8.00% due 04/15/30	34,295	36,418
8.00% due 05/15/30	5,546	5,889
8.00% due 08/15/30	42,804	45,454
8.50% due 03/15/17	16,389	17,520
8.50% due 05/15/21	50,963	54,776
8.50% due 12/15/22	45,297	48,748
8.50% due 01/15/23	115,482	124,423
8.50% due 09/15/24	37,344	40,275
9.00% due 07/15/16	64,614	69,150
9.00% due 10/15/16	5,594	5,986

		373,686,634

Small Business Administration — 0.1%

6.30% due 06/01/18	525,014	533,577

Total U.S. Government Agencies (cost $385,866,950)		377,163,386

U.S. GOVERNMENT TREASURIES — 12.4%
United States Treasury Bonds — 1.2%

4.75% due 02/15/37	5,000,000	4,714,455

United States Treasury Notes — 11.2%

4.50% due 05/15/17(5)	35,000,000	33,556,250
5.13% due 06/30/08	10,000,000	10,009,380

		43,565,630

Total U.S. Government Treasuries (cost $48,205,404)		48,280,085

Total Long-Term Investment Securities (cost $434,072,354)		425,443,471

REPURCHASE AGREEMENT — 9.1%

UBS Securities, LLC Joint Repurchase Agreement(2)(4) (cost $35,477,000)	35,477,000	35,477,000

TOTAL INVESTMENTS (cost $469,549,354)(3)	118.2%	460,920,471
Liabilities in excess of other assets	(18.2)	(71,112,014)

NET ASSETS	100.0%	$389,808,457

(1)	Collateralized Mortgaged Obligation
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 3 for cost of investments on a tax basis.
(4)	The security or a portion thereof was purchased with cash collateral from a reverse repurchase agreement.
(5)	A portion of the principal amount has been deposited in escrow with a broker as collateral for a reverse repurchase agreement outstanding at June 30, 2007.

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2007 - (unaudited)

Security Description	Principal Amount/ Shares/ Rights/ Warrants**	Value (Note 1)
ASSET BACKED SECURITIES — 2.6%
Diversified Financial Services — 2.6%
Banc of America Funding Corp. Series 2007-C, Class 5A1 5.37% due 05/20/36	$1,644,310	$1,633,412
Banc of America Funding Corp. Pass Through Certs. Series 2006-J, Class 2A1 5.89% due 01/20/47	1,651,858	1,660,176
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(1)	825,000	808,653
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(1)(2)	345,000	323,959
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38*(1)	59,000	53,869
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class H 5.93% due 02/11/44*(1)	1,250,000	1,112,708
Commercial Mtg. Pass Through Certs., Series 2004-LB4A, Class A3, 4.41% due 10/15/37(1)	1,500,000	1,445,443
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	1,086,000	1,047,710
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34	1,596,000	1,578,376
Countrywide Asset-Backed Certs. Series 2006-S4, Class A3 5.80% due 10/25/36	2,800,000	2,781,187
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB2, Class A5A, 6.09% due 06/25/36(1)	600,000	596,286
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB19, Class AJ 5.75% due 02/12/49	1,300,000	1,287,965
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(1)	445,000	436,587
Merrill Lynch Mtg. Investors Trust, Series 2004-A1, Class 3A 4.85% due 02/25/34(1)(2)	1,077,750	1,059,749
Merrill Lynch/ Countrywide Commercial Mtg. Trust, Series 2007-5, Class H 6.12% due 08/25/48*(1)	595,000	514,245
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(1)	715,000	683,062
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(3)	830,000	816,786
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.66% due 09/15/21*(1)(2)	1,525,000	1,524,823
Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A3 5.77% due 07/15/45(1)	445,000	441,033
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)(2)	745,506	747,394

Total Asset Backed Securities (cost $21,008,186)		20,553,423

CONVERTIBLE BONDS & NOTES — 0.2%
Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15*	50,000	48,125
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	800,000	712,000

		760,125

Medical Instruments — 0.0%
Kyphon, Inc. Senior Notes 1.25% due 02/01/14*	75,000	74,719

Medical-Biomedical/Gene — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	125,000	109,062

Medical-Nursing Homes — 0.0%
Genesis HealthCare Corp. Senior Sub. Debentures 2.50% due 03/15/25*	75,000	104,250

Telecom Services — 0.1%
ICO North America, Inc. Notes 7.50% due 08/15/09(3)(4)(5)	265,000	275,600

Total Convertible Bonds & Notes (cost $1,283,292)		1,323,756

CORPORATE BONDS & NOTES — 37.4%
Advertising Services — 0.0%
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	400,000	379,000

Aerospace/Defense — 0.1%
Raytheon Co. Senior Notes 6.75% due 08/15/07	335,000	335,435

Raytheon Co. Senior Notes 6.75% due 03/15/18	474,000	505,239

		840,674

Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 6.10% due 05/15/12	1,314,000	1,348,248

Agricultural Chemicals — 0.5%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	320,000	314,400
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	945,000	911,925
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	1,895,000	1,913,950
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	605,000	618,612

		3,758,887

Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	1,675,000	1,670,813
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	662,408	674,000
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class B 8.31% due 04/02/18	62,681	64,326
Delta Air Lines, Inc. Pass Through Certs. Class A-2 7.57% due 11/18/10	275,000	285,370
Northwest Airlines, Inc. Secured Notes 6.26% due 11/20/21	286,270	287,344
Southwest Airlines Co. Senior Notes 5.13% due 03/01/17	250,000	226,779
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	96,132	97,093

		3,305,725

Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	875,000	980,000

Auto-Cars/Light Trucks — 0.8%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.71% due 03/13/09(7)	240,000	240,446
Ford Motor Co. Debentures 6.38% due 02/01/29	3,515,000	2,592,312
Ford Motor Co. Notes 7.45% due 07/16/31	1,750,000	1,397,813
General Motors Corp. Debentures 8.25% due 07/15/23	1,930,000	1,758,712
General Motors Corp. Senior Bonds 8.38% due 07/15/33	681,000	621,413

		6,610,696

Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Company Guar. Notes 8.75% due 12/01/16	325,000	309,562
Visteon Corp. Senior Notes 8.25% due 08/01/10	610,000	605,425

		914,987

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(3)(4)	225,000	0

Banks-Commercial — 0.4%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	451,000	453,953
Compass Bank Notes 5.50% due 04/01/20	430,000	410,427
National City Bank Sub. Notes 5.80% due 06/07/17	275,000	271,606
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	135,000	134,913
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	398,000	393,609
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	340,000	327,489
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	470,000	469,219
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	330,000	327,956

		2,789,172

Banks-Money Center — 0.0%
RBS Capital Trust I Bank 4.71% due 07/01/13(7)(8)	239,000	222,470

Banks-Super Regional — 0.2%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	135,000	161,270
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	440,000	421,812
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	813,000	808,977
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	198,000	199,019

		1,591,078

Beverages-Non-alcoholic — 0.0%
Cott Beverages, Inc. Company Guar. Notes 8.00% due 12/15/11	350,000	353,500

Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Senior Notes 7.25% due 05/15/17*	525,000	511,875

Brewery — 0.1%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	871,000	796,961

Broadcast Services/Program — 0.3%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	1,290,000	1,373,850
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	650,000	643,500

		2,017,350

Building & Construction Products-Misc. — 0.4%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	965,000	1,008,425
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	1,040,000	1,063,400
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	845,000	851,337
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14	650,000	471,250

		3,394,412

Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	347,000	349,833

Building Products-Wood — 0.1%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	688,000	622,640

Building-Residential/Commercial — 0.2%
Centex Corp. Senior Notes 5.45% due 08/15/12	250,000	238,538
Lennar Corp. Company Guar. Notes 5.95% due 10/17/11	1,015,000	1,000,609

		1,239,147

Cable TV — 1.6%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	1,580,000	1,560,250
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	2,402,000	2,501,083
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	115,000	120,031
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	4,117,000	4,405,190
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	460,000	468,050
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	1,074,000	1,040,187
Comcast Corp. Company Guar. Notes 6.50% due 01/15/15	1,674,000	1,716,433
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	350,000	347,375
Insight Communications Co., Inc. Senior Notes 12.25% due 02/15/11(9)	900,000	940,500

		13,099,099

Casino Hotels — 0.7%
Circus & Eldorado Joint Venture Mtg. Notes 10.13% due 03/01/12	575,000	601,594
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(4)(10)	946,489	958,320
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(3)(4)	425,000	425,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,600,000	1,448,000
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	135,000	139,950

Seminole Hard Rock Entertainment, Inc. Sec. Notes 7.86% due 03/15/14*(7)	225,000	226,688
Station Casinos, Inc. Senior Sub. Notes 6.63% due 03/15/18	600,000	516,000
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	355,000	313,288
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 12/15/10*	425,000	432,437
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	800,000	814,000

		5,875,277

Cellular Telecom — 0.8%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	296,000	310,060
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	736,000	789,360
Centennial Communications Corp. Senior Notes 11.11% due 01/01/13(7)	820,000	856,900
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	1,406,000	1,511,702
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	825,000	851,812
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	275,000	283,937
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	1,075,000	1,109,938
Rural Cellular Corp. Senior Sub. Notes 8.36% due 06/01/13*(7)	850,000	845,750
Rural Cellular Corp. Senior Notes 11.11% due 11/01/12(7)	200,000	206,000

		6,765,459

Chemicals-Diversified — 0.3%
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	268,000	268,632
Lyondell Chemical Co. Company Guar. Notes 6.88% due 06/15/17	825,000	796,125
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	1,100,000	1,130,250
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	202,000	230,841

		2,425,848

Chemicals-Specialty — 1.1%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	1,355,000	1,451,544
JohnsonDiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	525,000	547,969
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	1,300,000	1,274,499
MacDermid, Inc. Senior Notes 9.50% due 04/15/17*	525,000	527,625
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	2,520,000	2,545,200
Rockwood Specialties Group, Inc. Senior Sub. Notes 7.50% due 11/15/14	835,000	839,175
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	1,760,000	1,834,800

		9,020,812

Commercial Services — 0.0%
The ServiceMaster Co. Notes 7.88% due 08/15/09	108,000	111,987

Commercial Services-Finance — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	672,000	662,980

Computer Services — 0.2%
Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*	575,000	618,125
Computer Sciences Corp. Notes 3.50% due 04/15/08	150,000	147,670
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	560,000	573,300

		1,339,095

Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	225,000	221,063

Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	225,000	227,813

Consumer Products-Misc. — 0.2%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	606,000	610,545
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	225,000	230,625
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	75,000	78,000
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(9)	458,000	420,215

		1,339,385

Containers-Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,510,000	1,457,150
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	1,458,000	1,509,030
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09	218,000	221,815

		3,187,995

Containers-Paper/Plastic — 0.4%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	870,000	863,475
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	1,080,000	1,058,400
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	1,630,000	1,581,100

		3,502,975

Cosmetics & Toiletries — 0.1%
Revlon Consumer Products Corp. Senior Sub. Notes 8.63% due 02/01/08	650,000	640,250
Revlon Consumer Products Corp. Senior Notes 9.50% due 04/01/11	150,000	142,875

		783,125

Direct Marketing — 0.2%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	1,114,000	1,186,410

Distribution/Wholesale — 0.2%
Varietal Distribution Merger Sub, Inc. Senior Notes 10.25% due 07/15/15*	1,350,000	1,346,625

Diversified Financial Services — 0.1%
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	210,000	211,474
General Electric Capital Corp. Notes 6.75% due 03/15/32	279,000	302,706

		514,180

Diversified Manufacturing Operations — 0.3%
Clarke American Corp. Senior Notes 9.50% due 05/15/15*	525,000	504,000
Clarke American Corp. Senior Notes 10.11% due 05/15/15*(7)	425,000	410,125
Cooper US, Inc. Company Guar. Notes 6.10% due 07/01/17	521,000	527,567
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	700,000	728,000

		2,169,692

Diversified Operations — 0.0%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	255,000	251,658

Electric-Generation — 0.6%
Edison Mission Energy Senior Notes 7.20% due 05/15/19*	475,000	446,500
Edison Mission Energy Senior Notes 7.50% due 06/15/13	425,000	420,750
Edison Mission Energy Senior Notes 7.63% due 05/15/27*	950,000	897,750
Edison Mission Energy Senior Notes 7.75% due 06/15/16	775,000	771,125
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	200,890	220,979
The AES Corp. Sec. Notes 8.75% due 05/15/13*	1,310,000	1,382,050
The AES Corp. Senior Notes 8.88% due 02/15/11	625,000	658,594

		4,797,748

Electric-Integrated — 1.0%
American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07(9)	845,000	844,123
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	150,000	150,193
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	505,000	466,809
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	980,000	959,400
Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08	180,000	178,176
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/16	290,000	281,457
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(9)	176,000	176,212
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/11(11)	374,000	376,158
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	305,000	300,256
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	200,000	191,756
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	195,000	194,578
Mackinaw Power LLC Secured Notes 6.30% due 10/31/23*	671,000	673,150
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	1,050,000	1,084,125
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	505,000	527,725
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	180,000	166,314
Pepco Holdings, Inc. Senior Notes 5.50% due 08/15/07	167,000	167,067
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	940,000	964,533
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	50,000	53,381
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	433,000	412,371
Southern California Edison Co. 1st Mtg. Bonds 5.75% due 04/01/35	80,000	76,135
Southern Energy, Inc. Notes 7.90% due 07/15/09*†(3)(4)(5)	1,550,000	0

		8,243,919

Electronic Components-Semiconductors — 0.7%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	515,000	485,387
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	1,390,000	1,431,700
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14*	975,000	916,500
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16*	1,435,000	1,348,900
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	590,000	600,733
Spansion, Inc. Senior Notes 11.25% due 01/15/16*	400,000	412,000

		5,195,220

Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	175,000	165,375

Energy-Alternate Sources — 0.2%
Aventine Renewable Energy Holdings, Inc. Senior Notes 10.00% due 04/01/17*	790,000	774,200
VeraSun Energy Corp. Senior Notes 9.38% due 06/01/17*	325,000	302,250
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	575,000	603,750

		1,680,200

Finance-Auto Loans — 1.9%
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	1,058,000	1,035,626
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	6,575,000	6,526,713
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	1,000,000	999,808
General Motors Acceptance Corp. Senior Notes 6.00% due 12/15/11	500,000	475,351

General Motors Acceptance Corp. Notes 6.75% due 12/01/14	2,340,000	2,240,915
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	2,580,000	2,537,827
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	60,000	58,640
General Motors Acceptance Corp. Notes 7.56% due 12/01/14(7)	1,215,000	1,227,259

		15,102,139

Finance-Commercial — 0.0%
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	36,000	36,328

Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Notes 4.75% due 07/15/13	320,000	302,138
John Deere Capital Corp. Debentures 5.10% due 01/15/13	1,030,000	1,000,672

		1,302,810

Finance-Credit Card — 0.2%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	1,091,000	1,120,506
Discover Financial Services Notes 6.45% due 06/12/17*	271,000	270,636

		1,391,142

Finance-Investment Banker/Broker — 0.2%
JPMorgan Chase & Co. Senior Notes 5.38% due 01/15/14	520,000	510,250
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	1,040,000	1,009,738
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	330,000	311,851

		1,831,839

Finance-Mortgage Loan/Banker — 0.5%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	450,000	446,830
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	470,000	461,588
Countrywide Home Loans, Inc. Notes 4.13% due 09/15/09	90,000	87,293
Residential Capital LLC Company Guar. Notes 6.38% due 06/30/10	235,000	231,967
Residential Capital LLC Senior Notes 6.50% due 06/01/12	828,000	807,957
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	532,000	514,220
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	1,123,000	1,089,214

		3,639,069

Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	550,000	550,000

Food-Misc. — 0.2%
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	425,000	404,812
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	480,000	476,244
Wornick Co. Sec. Notes 10.88% due 07/15/11(20)	600,000	513,000

		1,394,056

Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 6.75% due 04/01/16	1,225,000	1,160,687
Service Corp. International Senior Notes 7.00% due 06/15/17	185,000	176,213
Service Corp. International Senior Notes 7.38% due 10/01/14	225,000	226,125
Service Corp. International Senior Notes 7.63% due 10/01/18	200,000	202,500

		1,765,525

Gambling (Non-Hotel) — 0.3%
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	1,060,000	1,123,600
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	725,000	753,094
Shingle Springs Tribal Gaming Authority Senior Notes 9.38% due 06/15/15*	275,000	277,406
Waterford Gaming LLC Senior Notes 8.63% due 09/15/12*	160,000	166,800

		2,320,900

Golf — 0.1%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	895,000	783,125

Home Furnishings — 0.2%
Simmons Co. Senior Notes 10.00% due 12/15/14(9)	1,529,000	1,284,360

Hotels/Motels — 0.1%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	795,000	781,087
Hilton Hotels Corp. Senior Notes 7.20% due 12/15/09	68,000	69,870

		850,957

Human Resources — 0.0%
TeamHealth, Inc. Company Guar. Notes 11.25% due 12/01/13	225,000	243,563

Independent Power Producers — 1.2%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(12)	5,578,000	6,024,240
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	2,145,000	2,150,362
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	100,000	113,000
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	950,000	923,875
Reliant Energy, Inc. Senior Notes 7.63% due 12/31/14	525,000	511,875

		9,723,352

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	200,000	195,267
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	170,000	174,259
USI Holdings Corp. Senior Notes 9.23% due 11/15/14*(7)	450,000	447,750
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	300,000	298,500

		1,115,776

Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	38,000	38,453
Monumental Global Funding II Notes 5.65% due 07/14/11*	174,000	174,920

		213,373

Insurance-Multi-line — 0.0%
Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	140,000	141,122

Insurance-Property/Casualty — 0.1%
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	460,000	445,443

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	81,000	80,593

Leisure Products — 0.0%
K2, Inc. Company Guar. Senior Notes 7.38% due 07/01/14	125,000	131,563

Machinery-Farming — 0.1%
Case Corp. Notes 7.25% due 01/15/16	680,000	690,200
Case New Holland, Inc. Senior Notes 6.00% due 06/01/09	325,000	323,375

		1,013,575

Machinery-General Industrial — 0.0%
Stewart & Stevenson LLC Senior Notes 10.00% due 07/15/14*	175,000	182,875

Medical Information Systems — 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	850,000	862,750

Medical Products — 0.4%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	1,001,000	1,000,908
ReAble Therapeutics Finance LLC Company Guar. Notes 11.75% due 11/15/14	1,040,000	1,071,200
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15*	500,000	495,000
Universal Hospital Services, Inc. Sec. Notes 8.76% due 06/01/15*(7)	575,000	575,000

		3,142,108

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 6.38% due 06/01/37*	540,000	528,320

Medical-Drugs — 0.3%
Abbott Laboratories Notes 5.88% due 05/15/16	975,000	975,251
American Home Products Corp. Notes 6.95% due 03/15/11	361,000	377,795
Wyeth Bonds 5.50% due 02/01/14	1,074,000	1,058,518

		2,411,564

Medical-Generic Drugs — 0.0%
Mylan Labs, Inc. Company Guar. Notes 6.38% due 08/15/15	175,000	180,250

Medical-HMO — 0.3%
Coventry Health Care, Inc. Senior Notes 5.95% due 03/15/17	202,000	197,051
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,105,000	1,176,825
UnitedHealth Group, Inc. Bonds 6.50% due 06/15/37*	351,000	351,916
WellPoint, Inc. Notes 3.75% due 12/14/07	633,184	628,223

		2,354,015

Medical-Hospitals — 1.4%
Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12	616,000	642,931
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15*	3,475,000	3,522,781
HCA, Inc. Senior Notes 6.25% due 02/15/13	1,320,000	1,191,300
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	965,000	1,014,456
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	3,865,000	4,116,225
HCA, Inc. Sec Notes. 9.63% due 11/15/16*	455,000	489,125

		10,976,818

Medical-Nursing Homes — 0.1%
Genesis HealthCare Corp. Senior Notes 8.00% due 10/15/13	75,000	80,055
Sun Healthcare Group, Inc. Senior Sub. Notes 9.13% due 04/15/15*	675,000	702,000

		782,055

Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	1,563,000	1,513,872

Metal Processors & Fabrication — 0.1%
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	510,000	555,900
Timken Co. Notes 5.75% due 02/15/10	162,000	161,084

		716,984

Metal-Aluminum — 0.1%
Alcoa, Inc. Notes 6.00% due 01/15/12	312,000	312,727
Alcoa, Inc. Bonds 6.50% due 06/15/18	634,000	633,477

		946,204

Metal-Diversified — 0.5%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	300,000	316,500
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	2,350,000	2,508,625
Noranda Aluminium Acquisition Corp. Senior Notes 9.36% due 05/15/15*	700,000	675,500
Noranda Aluminium Holding Corp. Senior Notes 11.14% due 11/15/14*	575,000	564,937

		4,065,562

Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	250,000	221,276

Multimedia — 0.5%
Belo Corp. Senior Notes 6.75% due 05/30/13	145,000	146,872
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	578,000	609,493
Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11	150,000	158,812

News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	1,074,000	1,127,309
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	650,000	754,352
Viacom, Inc. Senior Notes 6.88% due 04/30/36	1,074,000	1,037,617

		3,834,455

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	347,000	338,605

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(3)(4)(12)(13)	500,000	0

Non-Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	1,090,000	1,054,575
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	985,000	1,007,384
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	250,000	275,062

		2,337,021

Office Automation & Equipment — 0.4%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	1,775,000	1,806,442
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	680,000	642,068
Xerox Corp. Senior Notes 5.50% due 05/15/12	510,000	501,238

		2,949,748

Oil & Gas Drilling — 0.1%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	600,000	601,500

Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	500,000	488,211
Apache Corp. Senior Notes 6.25% due 04/15/12	1,300,000	1,332,672
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	200,000	205,000
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	750,000	744,375
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14*	150,000	151,875
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,870,000	1,827,925
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	875,000	817,031
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,350,000	1,299,375
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(3)(4)	500,000	0
Dune Energy, Inc. Sec. Notes 10.50% due 06/01/12*	475,000	464,312
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	950,000	838,375
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	250,000	223,125
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14*	425,000	421,813
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	125,000	124,375
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	990,000	960,300
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	300,000	289,500
Sabine Pass LNG LP Sec. Notes. 7.25% due 11/30/13*	400,000	397,000
Sabine Pass LNG LP Sec. Notes. 7.50% due 11/30/16*	1,130,000	1,124,350
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	475,000	453,625

		12,163,239

Oil Companies-Integrated — 0.2%
Hess Corp. Notes 7.13% due 03/15/33	778,000	818,166
Hess Corp. Bonds 7.88% due 10/01/29	461,000	519,627

Phillips Petroleum Co. Debentures 7.00% due 03/30/29	286,000	310,916

		1,648,709

Oil Refining & Marketing — 0.2%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	666,000	680,495
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	520,000	517,604

		1,198,099

Oil-Field Services — 0.2%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	390,000	396,825
Hanover Compressor Co. Company Guar. Senior Sec. Notes 8.63% due 12/15/10	175,000	180,469
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	147,372	149,778
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37*	530,000	539,554

		1,266,626

Paper & Related Products — 0.3%
Bowater, Inc. Notes 6.50% due 06/15/13	700,000	608,125
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	725,000	688,750
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	795,000	765,187
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	325,000	312,000

		2,374,062

Physical Therapy/Rehabilitation Centers — 0.0%
Psychiatric Solutions, Inc. Senior Sub. Notes 7.75% due 07/15/15*	300,000	296,625

Pipelines — 1.4%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	600,000	598,500
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	990,000	1,055,972
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	590,000	598,850
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	178,000	184,605
Dynegy Holdings, Inc. Senior Notes 7.75% due 06/01/19*	400,000	372,000
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	1,090,000	1,122,700
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	720,000	745,200
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	1,025,000	1,019,875
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17*	375,000	363,227
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	455,000	429,975
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	550,000	559,625
NGC Corp Capital Trust Guar. Bonds 8.32% due 06/01/27	1,720,000	1,578,100
Transcontinental Gas Pipe Line Corp. Notes 7.00% due 08/15/11	150,000	155,250
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	1,955,000	2,101,625

		10,885,504

Poultry — 0.1%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	450,000	445,500

Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15*	905,000	873,325

Publishing-Books — 0.1%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	450,000	436,500

Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	205,000	174,298
MediaNews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	220,000	189,200

		363,498

Publishing-Periodicals — 0.2%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	1,605,000	1,500,675

Radio — 0.0%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	148,000	151,803

Real Estate Investment Trusts — 0.4%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	310,000	305,563
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	845,000	823,794
National Health Investors, Inc. Notes 7.30% due 07/16/07	100,000	100,000
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	484,000	464,329
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	600,000	597,000
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	270,000	265,345
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	86,000	82,005
Simon Property Group LP Notes 5.38% due 08/28/08	124,000	123,415
Vornado Realty LP Notes 4.50% due 08/15/09	210,000	205,521

		2,966,972

Recycling — 0.3%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	1,040,000	1,049,100
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	1,090,000	1,100,900

		2,150,000

Rental Auto/Equipment — 0.4%
Erac USA Finance Co. Notes 7.35% due 06/15/08*	620,000	628,486
H&E Equipment Services, Inc. Company Guar. Notes 8.38% due 07/15/16	520,000	546,000
Neff Corp. Senior Notes 10.00% due 06/01/15*	300,000	299,250
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	1,665,000	1,667,081

		3,140,817

Research & Development — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	940,000	970,550

Retail-Discount — 0.2%
Dollar General Corp. Senior Notes 10.63% due 07/15/15*	1,475,000	1,423,375
Wal-Mart Stores, Inc. Senior Notes 5.88% due 04/05/27	560,000	541,226

		1,964,601

Retail-Drug Store — 0.5%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	510,000	494,165
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	1,058,616	1,027,418
General Nutrition Centers, Inc. Senior Notes 9.80% due 03/15/14*	450,000	434,250
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17*	2,350,000	2,256,000

		4,211,833

Retail-Major Department Stores — 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	375,000	409,688

Retail-Petroleum Products — 0.1%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	1,140,000	1,080,150

Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	250,000	243,657
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	57,000	55,028

		298,685

Retail-Restaurants — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	520,000	533,000
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	575,000	557,750

		1,090,750

Rubber-Tires — 0.1%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	525,000	489,563

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(4)(13)(14)	100,000	400

Savings & Loans/Thrifts — 0.4%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/08(11)	172,000	168,516
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	405,000	395,148
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	880,000	829,670
Washington Mutual Preferred Funding II 6.90% due 06/15/12*(7)(8)	600,000	590,890
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	760,000	754,135
Western Financial Bank Senior Debentures 9.63% due 05/15/12	333,000	356,683

		3,095,042

Soap & Cleaning Preparation — 0.0%
JohnsonDiversey Holdings, Inc. Notes 10.67% due 05/15/13(9)	75,000	77,625

Special Purpose Entities — 1.3%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(9)	565,000	508,500
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	125,000	135,000
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	1,065,000	1,017,418
Capital One Capital IV Company Guar. Notes 6.75% due 02/17/37	255,000	234,626
CCM Merger, Inc. Notes 8.00% due 08/01/13*	700,000	696,500
Chukchansi Economic Development Authority Senior Notes 8.86% due 11/15/12*(7)	150,000	152,625
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	632,000	662,020
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(3)(11)	239,000	239,000
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	585,000	611,325
ING USA Global Funding Trust Notes 4.50% due 10/01/10	268,000	260,670
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14*	400,000	392,000
KAR Holdings, Inc. Senior Notes 9.36% due 05/01/14*(7)	600,000	598,500
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	600,000	594,000
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	129,000	138,353
MXEnergy Holdings, Inc. Senior Notes 12.90% due 08/01/11*(7)	675,000	705,375
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	193,000	183,256
PNA Intermediate Holding Corp. Senior Notes 12.36% due 02/15/13*(7)	350,000	353,500
Pricoa Global Funding I Notes 5.30% due 09/27/13*	320,000	314,572
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	296,000	290,240
Seitel Acquisition Corp. Senior Notes 9.75% due 02/15/14*	710,000	702,900
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	570,000	584,250
Snoqualmie Entertainment Authority Sec. Notes 9.15% due 02/01/14*(7)	75,000	75,750
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	150,000	147,750
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	650,000	646,750

		10,244,880

Specified Purpose Acquisitions — 0.0%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	189,000	191,851

Steel-Producers — 0.4%
Chaparral Steel Co. Company Guar. Notes 10.00% due 07/15/13	560,000	611,100
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	540,000	550,650
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	1,070,000	1,065,851
Steel Dynamics, Inc. Senior Notes 6.75% due 04/01/15*	700,000	686,000
United States Steel Corp. Senior Notes 6.65% due 06/01/37	232,000	224,668

		3,138,269

Steel-Specialty — 0.1%
Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	75,000	79,125
Tube City IMS Corp. Senior Sub. Notes 9.75% due 02/01/15*	450,000	461,250

		540,375

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Senior Notes 6.88% due 05/01/15*	575,000	557,750
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	330,000	351,450

		909,200

Telecom Services — 0.5%
Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	50,000	48,750
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	225,000	213,187
Insight Midwest LP Senior Notes 9.75% due 10/01/09	52,000	52,390
Mastec, Inc. Senior Notes 7.63% due 02/01/17*	400,000	401,000
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*	1,000,000	1,016,250
Qwest Corp. Senior Notes 7.50% due 10/01/14	1,440,000	1,476,000
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	750,000	789,781

		3,997,358

Telephone-Integrated — 1.4%
AT&T Corp. Senior Notes 7.30% due 11/15/11	1,003,000	1,067,675
BellSouth Corp. Senior Notes 6.00% due 10/15/11	1,300,000	1,316,452
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	25,000	23,625
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	1,340,000	1,353,400
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	775,000	732,375
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,877,000	1,933,310
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	55,000	54,995
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	275,000	277,750
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*	550,000	543,813
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	174,000	190,367
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	2,725,000	2,759,062
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	787,000	749,116
Verizon New York, Inc. Debentures 6.88% due 04/01/12	261,000	272,121

		11,274,061

Television — 0.6%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	1,225,000	1,231,125
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	250,000	243,750
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	960,000	938,400
Paxson Communication Corp. Sec. Senior Notes 11.61% due 01/15/13*(7)	1,350,000	1,397,250
Univision Communications, Inc. Company Guar. Notes 3.50% due 10/15/07	80,000	79,200

Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	380,000	359,100
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	900,000	895,500

		5,144,325

Theaters — 0.5%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	2,195,000	2,151,100
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(9)	1,585,000	1,442,350

		3,593,450

Transactional Software — 0.2%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,225,000	1,237,250

Transport-Air Freight — 0.7%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	202,069	205,100
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	1,536,632	1,590,414
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	1,701,936	1,914,678
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	331,072	352,178
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	62,428	61,804
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,346,314	1,602,114

		5,726,288

Transport-Rail — 0.2%
BNSF Funding Trust I 6.61% due 01/15/26(11)	580,000	529,799
Burlington Northern Santa Fe Corp. Notes 6.15% due 05/01/37	421,000	409,175
Union Pacific Corp. Notes 3.88% due 02/15/09	875,000	855,033
Union Pacific Corp. Debentures 7.00% due 02/01/16	159,000	166,953

		1,960,960

Transport-Services — 0.2%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17*	275,000	275,688
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	135,000	135,117
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	350,000	334,250
Ryder System, Inc. Notes 5.85% due 03/01/14	125,000	122,961
Ryder System, Inc. Notes 5.85% due 11/01/16	330,000	318,869

		1,186,885

Transport-Truck — 0.1%
Swift Acquisition Corp. Sec. Notes 12.50% due 05/15/17*	300,000	283,500
Swift Acquisition Corp. Sec. Notes 13.11% due 05/15/15*(7)	300,000	282,750

		566,250

Travel Services — 0.1%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	420,000	445,200
Travelport LLC Company Guar. Notes 9.99% due 09/01/14(7)	125,000	128,438
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	50,000	55,250

		628,888

Wire & Cable Products — 0.2%
Belden CDT, Inc. Senior Sub. Notes 7.00% due 03/15/17*	1,800,000	1,773,000

Total Corporate Bonds & Notes (cost $298,994,420)		298,111,318

FOREIGN CORPORATE BONDS & NOTES — 5.3%
Banks-Commercial — 0.1%
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 5.39% due 12/30/09(8)	141,000	118,511
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(7)(8)	557,000	543,263

Societe Generale Sub. Notes 5.92% due 04/15/17*(7)(8)	270,000	261,422

		923,196

Banks-Money Center — 0.1%
HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(8)	175,000	170,515
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(8)	175,000	182,731
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(7)(8)	67,000	67,352

		420,598

Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	496,000	509,091

Building & Construction-Misc. — 0.0%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	360,000	363,600

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Senior Sub. Notes 11.00% due 04/06/15	117,000	105,885

Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	650,000	624,000

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	400,000	401,708

Diversified Financial Services — 0.1%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	447,000	415,631

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	905,000	936,675
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	310,000	318,319

		1,254,994

Diversified Operations — 0.0%
Hutchison Whampoa, Ltd. Company Guar. Notes 7.50% due 08/01/27*	150,000	165,189

Electronic Components-Misc. — 0.1%
NXP BV / NXP Funding LLC Senior Notes 9.50% due 10/15/15	830,000	817,550

Electronic Components-Semiconductors — 0.1%
Avago Technologies Finance Company Guar. Notes 10.13% due 12/01/13	590,000	628,350
STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11	475,000	478,563

		1,106,913

Food-Meat Products — 0.1%
JBS SA Company Guar. Notes 9.38% due 02/07/11	450,000	465,750
JBS SA Senior Notes 10.50% due 08/04/16*	650,000	711,750

		1,177,500

Food-Retail — 0.1%
Delhaize Group Notes 6.50% due 06/15/17*	555,000	557,188

Housewares — 0.3%
Vitro SA de CV Senior Notes 9.13% due 02/01/17*	2,040,000	2,091,000

Independent Power Producer — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(4)(6)	725,000	725

Insurance-Multi-line — 0.1%
Aegon NV Sub. Bonds 5.86% due 07/15/14(8)	201,000	175,473
AXA SA Sub. Notes 6.38% due 12/14/36*(7)(8)	285,000	257,091
ING Groep NV Bonds 5.78% due 12/08/15(7)(8)	765,000	738,337

		1,170,901

Investment Companies — 0.1%
Algoma Acquisition Corp. Senior Notes 9.88% due 06/15/15*	750,000	746,250
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	207,000	204,529

		950,779

Machinery-Construction & Mining — 0.1%
Atlas Copco AB Bonds 5.60% due 05/22/17*	481,000	468,697

Medical-Drugs — 0.4%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14		675,000	636,187
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.11% due 12/01/13(7)		790,000	813,700
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11		895,000	896,119
Elan Finance PLC Company Guar. Notes 8.88% due 12/01/13		790,000	825,550
Elan Finance PLC Company Guar. Notes 9.36% due 11/15/11(7)		5,000	5,025

			3,176,581

Metal-Aluminum — 0.0%
Alcan, Inc. Senior Notes 5.75% due 06/01/35		255,000	226,031

Music — 0.0%
Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*		300,000	313,500

Oil Companies-Exploration & Production — 0.5%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13		1,065,000	1,051,687
Nexen, Inc. Bonds 6.40% due 05/15/37		415,000	396,760
OPTI Canada, Inc. Secured Notes 7.88% due 12/15/14*		1,100,000	1,100,000
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*		575,000	583,625
Paramount Resources, Ltd. Senior Notes 8.50% due 01/31/13		750,000	768,750

			3,900,822

Oil Companies-Integrated — 0.1%
ENI Coordination Center SA Company Guar. Notes 5.25% due 12/27/07	GBP	205,000	409,699

Paper & Related Products — 0.2%
Abitibi-Consolidated, Inc. Notes 5.25% due 06/20/08		100,000	98,000
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13		570,000	471,675
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10		955,000	912,025
Bowater Canada Finance Corp. Company Guar. Notes 7.95% due 11/15/11		200,000	188,250

			1,669,950

Pipelines — 0.1%
Enbridge, Inc. Bonds 5.80% due 06/15/14		931,000	923,319
Kinder Morgan Finance Co. Company Guar. Notes 5.70% due 01/05/16		183,000	168,667

			1,091,986

Printing-Commercial — 0.1%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*		745,000	733,825

Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08		76,000	78,666

Satellite Telecom — 0.7%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(7)		1,055,000	1,077,419
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16		985,000	1,103,200
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(9)		1,925,000	1,583,312
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13		1,535,000	1,231,837
Intelsat, Ltd. Senior Notes 7.63% due 04/15/12		475,000	423,938

			5,419,706

Semiconductor Equipment — 0.0%
MagnaChip Semiconductor SA Sec. Notes 6.88% due 12/15/11		100,000	84,500
MagnaChip Semiconductor SA Sec. Notes 8.61% due 12/15/11(7)		100,000	89,500

			174,000

Special Purpose Entities — 0.4%
Bluewater Finance, Ltd. Company Guar. Notes 10.25% due 02/15/12		850,000	886,125

Hellas Telecommunications Luxembourg II Sub. Notes 11.11% due 01/15/15*(7)		1,155,000	1,189,650
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(8)		338,000	343,114
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08		165,000	159,261
SMFG Preferred Capital, Ltd. 6.08% due 01/25/17*(7)(8)		373,000	358,830
SovRisc BV Notes 4.63% due 10/31/08*		133,000	131,811

			3,068,791

Telecom Services — 0.2%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14		300,000	325,500
Telenet Group Holdings NV Notes 11.50% due 06/15/14*(9)		1,231,000	1,163,295

			1,488,795

Telephone-Integrated — 0.7%
British Telecommunications PLC Bonds 9.13% due 12/15/30		1,807,000	2,364,974
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15		1,074,000	998,676
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		1,000,000	1,012,392
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17		481,000	479,796
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16		685,000	694,557

			5,550,395

Transport-Marine — 0.1%
Navios Maritime Holdings, Inc. Senior Notes 9.50% due 12/15/14*		375,000	397,500
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14		525,000	532,875

			930,375

Transport-Rail — 0.1%
Canadian National Railway Co. Notes 6.38% due 10/15/11		315,000	323,778
Kansas City Southern de Mexico SA de CV Senior Notes 7.38% due 03/01/14*		175,000	173,687

			497,465

Total Foreign Corporate Bonds & Notes (cost $42,515,125)			42,255,732

FOREIGN GOVERNMENT AGENCIES — 30.5%
Sovereign — 30.5%
Federal Republic of Brazil Bonds 6.00% due 01/17/17		3,390,000	3,322,200
Federal Republic of Brazil Bonds 6.43% due 01/05/16		4,094,000	2,578,647
Federal Republic of Brazil Notes 7.88% due 03/07/15		2,440,000	2,698,640
Federal Republic of Brazil Notes 8.00% due 01/15/18		6,230,000	6,846,770
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,340,000	1,645,520
Federal Republic of Brazil Notes 8.75% due 02/04/25		2,825,000	3,495,937
Federal Republic of Brazil Bonds 8.88% due 10/14/19		2,110,000	2,561,540
Federal Republic of Brazil Notes 8.88% due 04/15/24		845,000	1,052,025
Federal Republic of Brazil Notes 10.25% due 06/17/13		2,480,000	3,013,200
Federal Republic of Brazil Bonds 10.25% due 01/10/28	BRL	4,920,000	2,856,610
Federal Republic of Brazil Bonds 10.50% due 07/14/14		1,115,000	1,403,785
Federal Republic of Brazil Notes 11.00% due 08/17/40		6,090,000	7,987,035
Federal Republic of Germany Bonds 4.13% due 07/04/08	EUR	2,530,000	3,414,604
Federal Republic of Germany Bonds 4.50% due 01/04/13	EUR	1,025,000	1,383,415
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	500,000	748,924
Government of Australia Bonds 5.75% due 06/15/11	AUD	9,180,000	7,598,705

Government of Australia Bonds 7.50% due 09/15/09	AUD	4,605,000	3,986,412
Government of Canada Bonds 4.00% due 09/01/10	CAD	4,264,000	3,934,328
Government of Canada Bonds 5.00% due 06/01/14	CAD	6,230,000	5,998,872
Government of Canada Bonds 5.25% due 06/01/13	CAD	2,920,000	2,835,765
Government of France Bonds 3.00% due 10/25/15	EUR	2,310,000	2,789,622
Government of France Bonds 4.75% due 04/25/35	EUR	1,775,000	2,401,507
Government of Peru Bonds 6.55% due 03/14/37		145,000	145,725
Government of Poland Bonds 6.25% due 10/24/15	PLN	3,960,000	1,477,456
Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	2,255,000	4,055,416
Kingdom of Denmark Bonds 7.00% due 11/15/07	DKK	29,310,000	5,374,539
Kingdom of Netherlands Bonds 3.00% due 07/15/07	EUR	1,085,000	1,467,832
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	40,140,000	6,825,294
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	40,460,000	7,296,049
Kingdom of Spain Bonds 5.75% due 07/30/32	EUR	925,000	1,428,064
Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	41,000,000	5,941,499
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	6,810,000	996,627
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	67,000,000	9,910,106
Republic of Argentina Notes 5.25% due 12/31/38(9)		9,119,761	3,761,901
Republic of Argentina Bonds 7.00% due 03/28/11		3,255,000	3,238,725
Republic of Argentina Bonds 7.00% due 09/12/13		1,690,000	1,605,500
Republic of Argentina Bonds 7.00% due 10/03/15		1,650,000	1,481,700
Republic of Argentina Notes 8.28% due 12/31/33		7,932,538	7,654,899
Republic of Colombia Notes 7.38% due 01/27/17		1,500,000	1,626,000
Republic of Colombia Bonds 7.38% due 09/18/37		520,000	577,200
Republic of Columbia Bonds 8.13% due 05/21/24		710,000	834,250
Republic of Columbia Notes 8.25% due 12/22/14		1,190,000	1,331,015
Republic of Ecuador Bonds 10.00% due 08/15/30(9)		2,210,000	1,812,200
Republic of El Salvador Bonds 7.65% due 06/15/35*		525,000	599,813
Republic of Greece Senior Notes 4.50% due 09/20/37	EUR	1,365,000	1,689,778
Republic of Indonesia Bonds 6.63% due 02/17/37		750,000	722,203
Republic of Indonesia Notes 8.50% due 10/12/35		1,300,000	1,549,562
Republic of Pakistan Bonds 6.88% due 06/01/17*		1,840,000	1,761,800
Republic of Panama Bonds 6.70% due 01/26/36		1,460,000	1,489,200
Republic of Peru Notes 7.35% due 07/21/25		2,760,000	3,071,880
Republic of Peru Bonds 8.75% due 11/21/33		720,000	932,400
Republic of Philippines Bonds 7.75% due 01/14/31		1,310,000	1,444,275
Republic of Philippines Notes 8.00% due 01/15/16		1,180,000	1,296,466
Republic of Philippines Notes 8.25% due 01/15/14		1,360,000	1,485,800
Republic of Philippines Notes 8.88% due 03/17/15		1,210,000	1,386,963

Republic of Philippines Senior Notes 9.50% due 02/02/30		2,860,000	3,728,582
Republic of Turkey Notes 6.88% due 03/17/36		4,510,000	4,267,587
Republic of Turkey Bonds 7.00% due 09/26/16		1,480,000	1,496,650
Republic of Turkey Notes 7.00% due 06/05/20		2,600,000	2,606,500
Republic of Turkey Notes 7.25% due 03/15/15		3,760,000	3,877,500
Republic of Turkey Notes 7.38% due 02/05/25		2,940,000	3,009,825
Republic of Turkey Notes 8.00% due 02/14/34		1,700,000	1,829,625
Republic of Turkey Notes 9.50% due 01/15/14		1,870,000	2,138,812
Republic of Turkey Senior Notes 11.88% due 01/15/30		2,050,000	3,141,625
Republic of Uruguay Bonds 7.50% due 03/15/15		750,000	802,500
Republic of Uruguay Bonds 8.00% due 11/18/22		3,005,000	3,335,550
Republic of Uruguay Notes 9.25% due 05/17/17		400,000	478,000
Republic of Venezuela Bonds 6.00% due 12/09/20		540,000	436,860
Republic of Venezuela Bonds 7.00% due 12/01/18		700,000	630,000
Republic of Venezuela Bonds 7.65% due 04/21/25		2,290,000	2,095,350
Republic of Venezuela Notes 8.50% due 10/08/14		1,060,000	1,073,250
Republic of Venezuela Bonds 9.25% due 09/15/27		8,520,000	8,882,100
Republic of Venezuela Bonds 9.38% due 01/13/34		4,280,000	4,461,900
Russian Federation Bonds 7.50% due 03/31/30*(9)		646,750	709,808
Russian Federation Bonds 7.50% due 03/31/30(9)		8,765,950	9,655,694
Russian Federation Notes 12.75% due 06/24/28		500,000	880,985
South Africa Government Bond Bonds 13.00% due 08/31/10	ZAR	25,070,000	3,915,070
South Africa Government Bond Bonds 13.50% due 09/15/16	ZAR	8,300,000	1,513,671
Ukrainian Soviet Socialist Republic Bonds 6.39% due 06/26/12*(3)		1,700,000	1,700,000
Ukrainian Soviet Socialist Republic Senior Bonds 6.58% due 11/21/16*		1,580,000	1,566,175
Ukrainian Soviet Socialist Republic Senior Notes 6.58% due 11/21/16		600,000	596,952
Ukrainian Soviet Socialist Republic Notes 7.65% due 06/11/13		1,270,000	1,344,041
United Mexican States Notes 5.63% due 01/15/17		1,620,000	1,585,980
United Mexican States Bonds 7.25% due 12/15/16	MXN	43,000,000	3,854,816
United Mexican States Bonds 8.00% due 12/24/08	MXN	18,300,000	1,705,075
United Mexican States Bonds 8.00% due 09/24/22		1,170,000	1,401,660
United Mexican States Notes 8.13% due 12/30/19		2,380,000	2,820,300
United Mexican States Bonds 8.30% due 08/15/31		650,000	814,775

Total Foreign Government Agencies (cost $242,766,189)			243,183,418

FOREIGN GOVERNMENT TREASURIES — 0.9%
Sovereign — 0.9%
Government of United Kingdom Bonds 4.00% due 03/07/09	GBP	660,000	1,288,902
Government of United Kingdom Bonds 4.25% due 03/07/11	GBP	1,930,000	3,680,128
Government of United Kingdom Bonds 5.00% due 03/07/08	GBP	1,115,000	2,229,516

Total Foreign Government Treasuries (cost $6,909,276)			7,198,546

LOANS — 0.0%
Leisure Products — 0.0%
AMC Entertainment Holdings, Inc. 10.30% due 06/15/12(4)(5)(18)(19) (cost $390,072)	400,000	394,000

U.S. GOVERNMENT AGENCIES — 12.9%
Federal Home Loan Bank — 0.1%
4.50% due 09/08/08	600,000	594,723

Federal Home Loan Mtg. Corp. — 4.9%
4.13% due 07/12/10	300,000	291,068
4.35% due 06/02/08	600,000	594,903
4.45% due 03/06/08	600,000	596,353
4.50% due 02/01/20	206,866	196,428
4.50% due 08/01/20	412,837	392,006
4.75% due 01/18/11	310,000	305,474
5.00% due 09/01/18	488,042	473,457
5.00% due 07/01/20	795,466	769,348
5.00% due 05/01/22	8,050,000	7,779,701
5.00% due 02/01/34	460,976	434,360
5.00% due 05/01/34	290,755	273,688
5.00% due 02/01/35	664,891	625,863
5.00% due 08/01/35	2,657,668	2,497,709
5.00% due 04/01/36	567,868	533,689
5.00% due 05/01/36	397,596	373,003
5.00% due 08/01/36	478,628	449,023
5.00% due 11/01/36	600,160	563,038
5.00% due 01/01/37	1,084,696	1,017,603
5.34% due 12/01/35(7)	432,265	427,495
5.47% due 03/01/36(7)	286,279	280,431
5.50% due 07/01/35	2,526,860	2,442,793
5.50% due 05/01/37	2,084,751	2,010,721
5.71% due 08/01/36(7)	2,507,285	2,490,680
5.80% due 01/01/37(7)	851,381	849,899
5.81% due 01/01/37(7)	191,057	189,425
6.00% due 07/01/35	187,028	185,638
6.00% due 06/01/36	3,910,023	3,876,821
6.00% due 05/01/37	4,274,391	4,235,298
6.20% due 09/01/36(7)	843,907	850,904
6.50% due 05/01/29	8,064	8,238
6.50% due 02/01/35	596,427	605,558
6.50% due 05/01/37	1,560,691	1,576,964
6.88% due 09/15/10	1,156,000	1,212,332
7.00% due 06/01/29	13,752	14,218
8.50% due 05/01/08	2,645	2,681
Series 41, Class F 10.00% due 05/15/20(1)	16,669	16,638
Series 1103, Class N 11.57% due 06/15/21(1)(15)	9,594	136

		39,443,584

Federal National Mtg. Assoc. — 7.9%
4.46% due 02/01/34(7)	487,655	476,922
4.50% due 06/01/19	524,091	498,631
4.66% due 10/01/35(7)	232,342	228,628
4.75% due 12/15/10	375,000	369,719
4.86% due 01/01/35(7)	943,246	931,907
5.00% due 06/01/19	265,372	257,112
5.00% due 04/01/21	3,483,578	3,367,393
5.00% due 03/01/34	310,220	291,896
5.00% due 11/01/34	574,579	540,640
5.00% due 05/01/35	1,286,488	1,208,713
5.00% due 01/01/37	2,958,535	2,772,117
5.00% due 05/01/37	3,196,367	2,994,962
5.25% due 08/01/12	300,000	297,425
5.50% due 06/01/19	344,621	340,310
5.50% due 11/01/19	1,454,759	1,436,564
5.50% due 08/01/20	348,137	343,240
5.50% due 01/01/29	8,305	8,055
5.50% due 06/01/29	167,432	162,295
5.50% due 06/01/34	371,450	359,633
5.50% due 02/01/35	560,759	542,215
5.50% due 12/01/35	766,551	741,203
5.50% due 02/01/36(7)	362,463	361,624
5.50% due 05/01/36	4,534,805	4,378,390
5.50% due 11/01/36	598,923	577,935
5.50% due 12/01/36	3,408,857	3,273,234
5.50% due 04/01/37	6,784,008	6,543,105
5.50% due 05/01/37	7,154,794	6,900,724
6.00% due 02/01/32	128,417	127,905
6.00% due 05/01/34	21,033	20,878
6.00% due 10/01/34	538,620	534,669
6.00% due 06/01/35	196,769	195,002
6.00% due 10/01/36	6,011,074	5,950,108
6.00% due 11/01/36	2,489,928	2,454,302
6.50% due 04/01/34	256,228	259,934
6.50% due 02/01/35	79,272	80,122
6.50% due 07/01/36	733,340	740,472
6.50% due July TBA	11,935,000	12,046,891
7.50% due 01/01/30	19,614	20,518
7.50% due 09/01/30	3,447	3,600
8.00% due 11/01/28	24,470	25,857
Series 1989-2, Class D 8.80% due 01/25/19(1)	40,520	42,604
Series 1989-17, Class E 10.40% due 04/25/19(1)	6,436	6,884
13.00% due 11/01/15	5,756	6,355

		62,720,693

Government National Mtg. Assoc. — 0.0%
7.50% due 07/15/27	16,488	17,281
7.50% due 10/15/27	66,136	69,318

		86,599

Total U.S. Government Agencies (cost $104,409,113)		102,845,599

U.S. GOVERNMENT TREASURIES — 5.0%
United States Treasury Bonds — 0.7%
4.50% due 02/15/36	2,932,000	2,654,835
4.75% due 02/15/37	3,000,000	2,828,673
6.25% due 08/15/23	166,000	184,325

		5,667,833

United States Treasury Notes — 4.3%
3.63% due 01/15/10	803,000	778,910
3.88% due 05/15/10	175,000	170,283
3.88% due 09/15/10	7,000	6,791
4.00% due 09/30/07	15,000,000	14,967,180
4.38% due 12/15/10	101,000	99,351
4.50% due 02/15/09	240,000	238,331
4.50% due 11/15/10	70,000	69,158
4.50% due 05/15/17	8,000,000	7,670,000
4.63% due 02/29/08	63,000	62,828
4.63% due 12/31/11	500,000	493,789
4.75% due 05/31/12	8,400,000	8,334,379
4.88% due 05/31/11	1,800,000	1,797,329

		34,688,329

Total U.S. Government Treasuries (cost $40,271,517)		40,356,162

COMMON STOCK — 0.5%
Casino Services — 0.0%
Shreveport Gaming Holdings, Inc.†(3)(4)(5)	2,441	56,199

Cellular Telecom — 0.3%
iPCS, Inc.(4)(5)	60,413	2,046,188

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.(3)(4)(5)	4,107	21,562

Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc.†	5,359	9,432

Oil-Field Services — 0.2%
Trico Marine Services, Inc.†	40,529	1,656,826

Total Common Stock (cost $2,206,622)		3,790,207

PREFERRED STOCK — 0.7%
Banks-Money Center — 0.1%
Santander Finance Preferred SA 5.88%*(7)	32,800	784,127

Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	12,800	306,944

Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(9)	16,000	371,200

Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae Series O, 7.50%(7)	1,080	57,488

Oil Companies-Exploration & Production — 0.3%
EXCO Resources, Inc. Convertible Series A-2 11.00%(3)(5)	153	1,759,500
EXCO Resources, Inc. Convertible Series A-1 7.00%(3)(5)	37	425,500
Transmeridian Exploration, Inc. 15.00%(3)(10)	3,377	287,045

		2,472,045

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 5.82%(7)	29,200	680,652

Telephone-Integrated — 0.1%
AT&T, Inc. 6.38%	35,400	871,902

Total Preferred Stock (cost $5,401,906)		5,544,358

RIGHTS — 0.0%
Sovereign — 0.0%
United Mexican States, Series E Expires 06/30/07 VRR†(3) (cost $0)	1,400,000	10,080

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)†(3)	13,811	3,453

Telecom Services — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80) *†(3)(4)	500	0

Telephone-Integrated — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)*†(3)(4)	150	1

Total Warrants (cost $46,436)		3,454

Total Long-Term Investment Securities (cost $766,202,154)		765,570,053

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Time Deposit — 2.0%
Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 07/02/07 (cost $16,204,000)	16,204,000	16,204,000

REPURCHASE AGREEMENT — 1.1%
State Street Bank & Trust Co. Joint Repurchase Agreement (cost $8,577,000)(17)	8,577,000	8,577,000

TOTAL INVESTMENTS (cost $790,983,154) (16)	99.1%	790,351,053
Other assets less liabilities	0.9	7,292,581

NET ASSETS	100.0%	$797,643,634

BONDS & NOTES SOLD SHORT — (0.5%)
Federal National Mtg. Assoc. — (0.5%)
Federal National Mtg. Assoc. 6.00% due July TBA (proceeds $4,157,744)	(4,235,500)	(4,195,297)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $107,171,713 representing 13.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States dollars unless otherwise indicated.

VRR – Value Recovery Right

TBA	– Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.
The actual principal and maturity date will be determined upon settlement date.

†	Non-income producing security

(1)	Collateralized Mortgaged Obligation

(2)	Variable Rate Security - the rate reflected is as of June 30, 2007, maturity date reflects the stated maturity date.

(3)	Fair valued security; see Note 1

(4)	Illiquid security

(5)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2007, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal / Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
AMC Entertainment Holdings, Inc. 10.30% due 06/15/12	6/8/2007	400,000	$390,000	$394,000	$0.99	0.05%
Critical Care Systems International, Inc. Common Stock	7/20/2006	4,107	37,181	21,562	5.25	0.00
EXCO Resources, Inc. 7.00%, Series A-1 Preferred Stock	3/29/2007	37	370,000	425,500	11,500.00	0.05
EXCO Resources, Inc. 11.00%, Series A-2 Preferred Stock	3/29/2007	153	1,530,000	1,759,500	11,500.00	0.22
ICO North America, Inc. 7.50% due 08/15/09	8/11/2005	200,000	200,000
	4/19/2006	65,000	81,805

		265,000	281,805	275,600	1.04	0.03
iPCS, Inc. Common Stock	7/28/2005	1,283	0
	7/20/2004	59,130	916,515

		60,413	916,515	2,046,188	33.87	0.26
Shreveport Gaming Holdings, Inc. Common Stock	7/29/2005	2,047	47,128
	7/21/2005	394	9,073

		2,441	56,201	56,199	23.02	0.01
Southern Energy, Inc. 7.90% due 07/15/09	1/25/2006	1,125,000	0
	6/6/2006	425,000	0

		1,550,000	0	0	0.00	0.00

				$4,978,549		0.62%

(6)	Bond in default

(7)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.

(8)	Perpetual maturity - maturity date reflects the next call date.

(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(10)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(11)	Variable Rate Security - the rate reflected is as of June 30, 2007, maturity date reflects next reset date.

(12)	Company has filed Chapter 11 bankruptcy protection.

(13)	Bond is in default and did not pay principal at maturity

(14)	Company has filed Chapter 7 bankruptcy.

(15)	Interest Only

(16)	See Note 3 for cost of investments on a tax basis.

(17)	See Note 2 for details of Joint Repurchase Agreement.

(18)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(19)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(20)	Security defaulted subsequent to June 30, 2007.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

DKK — Danish Krone

Eur — Euro Dollar

GBP — British Pound

MXN — Mexican Peso

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

ZAR — South African Rand

ADR — American Depository Receipt

Country Allocation*

United States	62.7%
Brazil	5.0
Canada	2.8
Turkey	2.8
Argentina	2.3
Venezuela	2.3
Sweden	2.1
Mexico	1.9
Norway	1.7
United Kingdom	1.7
Australia	1.4
Russia	1.4
Philippines	1.3
Bermuda	0.7
Denmark	0.7
France	0.7
Germany	0.7
South Africa	0.7
Ukrainian SSR	0.7
Cayman Islands	0.6
Colombia	0.6
Uruguay	0.6
Peru	0.5
Belgium	0.4
Greece	0.4
Netherlands	0.4
Spain	0.4
Indonesia	0.3
Ecuador	0.2
Ireland	0.2
Luxembourg	0.2
Pakistan	0.2
Panama	0.2
Poland	0.2
Liberia	0.1

99.1%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2007 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
CONVERTIBLE BONDS & NOTES — 0.1%
Medical Instruments — 0.0%
Kyphon, Inc. Senior Notes 1.25% due 02/01/14*	$125,000	$124,531

Medical-Biomedical/Gene — 0.1%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	250,000	218,125

Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3)	75,000	78,000

Total Convertible Bonds & Notes (cost $448,016)		420,656

CORPORATE BONDS & NOTES — 81.4%
Advertising Services — 0.1%
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	550,000	521,125

Agricultural Chemicals — 1.6%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	600,000	589,500
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	1,835,000	1,770,775
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	2,425,000	2,449,250
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	1,425,000	1,457,062

		6,266,587

Airlines — 0.9%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	2,800,000	2,793,000
Delta AirLines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	425,000	441,027
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	312,429	315,553

		3,549,580

Applications Software — 0.6%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	2,050,000	2,296,000

Auto-Cars/Light Trucks — 3.4%
Ford Motor Co. Debentures 6.38% due 02/01/29	5,155,000	3,801,813
Ford Motor Co. Notes 7.45% due 07/16/31	2,450,000	1,956,938
General Motors Corp. Debentures 8.25% due 07/15/23	2,865,000	2,610,731
General Motors Corp. Senior Bonds 8.38% due 07/15/33	5,377,000	4,906,512

		13,275,994

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Senior Notes 8.75% due 12/01/16	475,000	452,438
Visteon Corp. Senior Notes 8.25% due 08/01/10	550,000	545,875

		998,313

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(1)(3)	1,650,000	0

Beverages-Non-alcoholic — 0.2%
Cott Beverages, Inc. Company Guar. Notes 8.00% due 12/15/11	600,000	606,000

Broadcast Services/Program — 0.5%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	1,376,000	1,465,440
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	500,000	495,000

		1,960,440

Building & Construction Products-Misc. — 1.1%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	1,375,000	1,436,875
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	1,299,000	1,328,227
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	925,000	931,938
NTK Holdings, Inc. Senior Disc. Notes 10.75% due 03/01/14	925,000	670,625

		4,367,665

Building Products-Wood — 0.3%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	1,092,000	988,260

Cable TV — 3.4%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	1,800,000	1,777,500
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	3,021,000	3,145,616

CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	1,000,000	1,043,750
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	5,027,000	5,378,890
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	500,000	508,750
Insight Communications Co., Inc. Senior Notes 12.25% due 02/15/11(6)	1,165,000	1,217,425

		13,071,931

Casino Hotels — 2.9%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(1)(5)	1,721,177	1,742,692
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(3)	2,675,000	2,675,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	2,875,000	2,601,875
Riviera Holdings Corp. Company Guar. Notes 11.00% due 06/15/10	800,000	829,336
Seminole Hard Rock Entertainment, Inc. Sec. Notes 7.86% due 03/15/14*(4)	400,000	403,000
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	1,625,000	1,434,062
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 12/15/10*	450,000	457,875
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,200,000	1,221,000

		11,364,840

Cellular Telecom — 1.5%
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	834,000	894,465
Centennial Communications Corp. Senior Notes 11.10% due 01/01/13(4)	825,000	862,125
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	1,150,000	1,190,250
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	300,000	309,750
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	215,000	221,988
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	1,235,000	1,275,137
Rural Cellular Corp. Senior Sub. Notes 8.36% due 06/01/13*(4)	1,225,000	1,218,875

		5,972,590

Chemicals-Diversified — 0.7%
Lyondell Chemical Co. Company Guar. Notes 6.88% due 06/15/17	1,175,000	1,133,875
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	1,575,000	1,618,313

		2,752,188

Chemicals-Specialty — 2.7%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	1,650,000	1,767,563
JohnsonDiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	875,000	913,281
MacDermid, Inc. Senior Notes 9.50% due 04/15/17*	650,000	653,250
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	3,600,000	3,636,000
Rockwood Specialties Group, Inc. Senior Sub. Notes 7.50% due 11/15/14	925,000	929,625
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	2,375,000	2,475,937

		10,375,656

Computer Services — 0.4%
Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*	650,000	698,750
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	975,000	998,156

		1,696,906

Consulting Services — 0.1%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	425,000	430,313

Consumer Products-Misc. — 0.6%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	622,000	626,665

Jostens Holding Corp. Senior Notes 10.25% due 12/01/13(6)	1,600,000	1,468,000
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	250,000	256,250
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	100,000	104,000

		2,454,915

Containers-Metal/Glass — 1.1%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	75,000	69,000
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	2,125,000	2,050,625
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	1,940,000	2,007,900
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09	310,000	315,425

		4,442,950

Containers-Paper/Plastic — 1.3%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	950,000	942,875
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	2,190,000	2,146,200
Smurfit Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	2,075,000	2,012,750

		5,101,825

Cosmetics & Toiletries — 0.3%
Revlon Consumer Products Corp. Senior Sub. Notes 8.63% due 02/01/08	875,000	861,875
Revlon Consumer Products Corp. Senior Notes 9.50% due 04/01/11	225,000	214,313

		1,076,188

Direct Marketing — 0.6%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	2,100,000	2,236,500

Distribution/Wholesale — 0.5%
Varietal Distribution Merger Sub, Inc. Senior Notes 10.25% due 07/15/15*	2,000,000	1,995,000

Diversified Manufactured Operations — 0.6%
Clarke American Corp. Senior Notes 9.50% due 05/15/15*	775,000	744,000
Clarke American Corp. Senior Notes 10.11% due 05/15/15*(4)	600,000	579,000
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	925,000	962,000

		2,285,000

Electric-Generation — 1.8%
Edison Mission Energy Senior Notes 7.20% due 05/15/19*	2,175,000	2,044,500
Edison Mission Energy Senior Notes 7.63% due 05/15/27*	1,375,000	1,299,375
Edison Mission Energy Senior Notes 7.75% due 06/15/16	375,000	373,125
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	401,780	441,958
The AES Corp. Sec. Notes 8.75% due 05/15/13*	1,875,000	1,978,125
The AES Corp. Senior Notes 8.88% due 02/15/11	900,000	948,375

		7,085,458

Electric-Integrated — 0.7%
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	1,725,000	1,781,063
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	725,000	757,625
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(2)(3)	3,525,000	0

		2,538,688

Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15*	50,000	48,125
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	761,000	717,242
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	1,780,000	1,833,400
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14*	1,700,000	1,598,000

Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16*	1,885,000	1,771,900
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	1,150,000	1,023,500
Spansion, Inc. Senior Notes 11.25% due 01/15/16*	420,000	432,600

		7,424,767

Energy-Alternate Sources — 0.5%
Aventine Renewable Energy Holdings, Inc. Senior Notes 10.00% due 04/01/17*	775,000	759,500
VeraSun Energy Corp. Senior Notes 9.38% due 06/01/17*	450,000	418,500
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	625,000	656,250

		1,834,250

Finance-Auto Loans — 4.7%
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	9,625,000	9,554,314
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	2,910,000	2,786,779
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	2,475,000	2,434,544
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	269,000	262,900
General Motors Acceptance Corp. Notes 7.56% due 12/01/14(4)	3,025,000	3,055,522

		18,094,059

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	750,000	750,000

Food-Misc. — 0.4%
Del Monte Corp Company Guar. Notes 6.75% due 02/15/15	600,000	571,500
Wornick Co. Sec. Notes 10.88% due 07/15/11(7)	950,000	812,250

		1,383,750

Funeral Services & Related Items — 0.8%
Service Corp. International Senior Notes 7.00% due 06/15/17	2,075,000	1,976,437
Service Corp. International Senior Notes 7.63% due 10/01/18	155,000	156,938
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13	850,000	818,125

		2,951,500

Gambling (Non-Hotel) — 0.9%
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	975,000	1,033,500
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	1,100,000	1,142,625
Shingle Springs Tribal Gaming Authority Senior Notes 9.38% due 06/15/15*	400,000	403,500
Waterford Gaming LLC Senior Notes 8.63% due 09/15/12*	938,000	977,865

		3,557,490

Golf — 0.2%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	1,000,000	875,000

Home Furnishings — 0.4%
Simmons Co. Senior Notes 10.00% due 12/15/14(6)	1,726,000	1,449,840

Hotel/Motel — 0.2%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	775,000	761,438

Human Resources — 0.2%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	800,000	866,000

Independent Power Producers — 3.5%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(9)	7,085,000	7,651,800
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	3,700,000	3,709,250
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	200,000	226,000
Reliant Energy, Inc. Senior Notes 7.63% due 06/15/14	775,000	755,625
Reliant Energy, Inc. Senior Notes 7.88% due 06/15/17	1,350,000	1,312,875

		13,655,550

Insurance Brokers — 0.3%
USI Holdings Corp. Senior Notes 9.23% due 11/15/14*(4)	650,000	646,750
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	450,000	447,750

		1,094,500

Machinery-Farming — 0.4%
Case Corp. Notes 7.25% due 01/15/16	900,000	913,500
Case New Holland, Inc. Senior Notes 6.00% due 06/01/09	500,000	497,500

		1,411,000

Machinery-General Industrial — 0.1%
Stewart & Stevenson LLC Senior Notes 10.00% due 07/15/14*	250,000	261,250

Medical Information Systems — 0.3%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,175,000	1,192,625

Medical Products — 0.7%
ReAble Therapeutics Finance LLC Company Guar. Notes 11.75% due 11/15/14	1,300,000	1,339,000
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15*	725,000	717,750
Universal Hospital Services, Inc. Sec. Notes 8.76% due 06/01/15*(4)	825,000	825,000

		2,881,750

Medical-Generic Drugs — 0.1%
Mylan Labs, Inc. Company Guar. Notes 6.38% due 08/15/15	350,000	360,500

Medical-HMO — 0.5%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,900,000	2,023,500

Medical-Hospitals — 4.2%
Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12	988,000	1,031,194
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15*	5,125,000	5,195,469
HCA, Inc. Senior Notes 6.25% due 02/15/13	1,725,000	1,556,813
HCA, Inc. Sec. Notes. 9.13% due 11/15/14*	1,325,000	1,392,906
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	5,275,000	5,617,875
HCA, Inc. Sec Notes. 9.63% due 11/15/16*	1,450,000	1,558,750

		16,353,007

Medical-Nursing Homes — 0.4%
Genesis HealthCare Corp. Senior Notes 8.00% due 10/15/13	475,000	507,015
Sun Healthcare Group, Inc. Senior Sub. Notes 9.13% due 04/15/15*	1,175,000	1,222,000

		1,729,015

Metal Processors & Fabrication — 0.2%
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	725,000	790,250

Metal-Diversified — 1.4%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	410,000	432,550
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	3,045,000	3,250,537
Noranda Aluminium Acquisition Corp. Senior Notes 9.36% due 05/15/15*	1,000,000	965,000
Noranda Aluminium Holding Corp. Senior Notes 11.14% due 11/15/14*	850,000	835,125

		5,483,212

Multimedia — 0.1%
Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11	475,000	502,906

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(3)(9)(13)	2,150,000	0

Non-Hazardous Waste Disposal — 0.9%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	3,575,000	3,458,812

Oil & Gas Drilling — 0.1%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	350,000	350,875

Oil Companies-Exploration & Production — 3.0%
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	450,000	461,250
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	775,000	769,187
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14*	225,000	227,813
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	1,150,000	1,124,125
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	2,975,000	2,863,437
Dune Energy, Inc. Sec. Notes 10.50% due 06/01/12*	700,000	684,250
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	550,000	485,375
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	300,000	267,750
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14*	675,000	669,938
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,150,000	1,115,500
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	300,000	289,500
Sabine Pass LNG LP Sec. Notes 7.25% due 11/30/13*	400,000	397,000
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16*	1,825,000	1,815,875
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	650,000	620,750

		11,791,750

Oil-Field Services — 0.3%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	465,000	473,137
Hanover Compressor Co. Company Guar. Notes 8.63% due 12/15/10	275,000	283,594
Oslo Seismic Services, Inc. 1st Mtg. Notes 8.28% due 06/01/11	505,275	513,525

		1,270,256

Paper & Related Products — 0.7%
Bowater, Inc. Notes 6.50% due 06/15/13	850,000	738,438
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	1,125,000	1,068,750
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	400,000	385,000
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	600,000	576,000

		2,768,188

Physical Therapy/Rehabilation Centers — 0.1%
Psychiatric Solutions, Inc. Senior Sub. Notes 7.75% due 07/15/15*	425,000	420,219

Pipelines — 3.5%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	1,050,000	1,047,375
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	1,750,000	1,776,250
Dynegy Holdings, Inc. Senior Notes 7.75% due 06/01/19*	575,000	534,750
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	1,250,000	1,287,500
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	975,000	1,009,125
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	1,425,000	1,417,875
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	1,125,000	1,063,125
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	250,000	254,375
NGC Corp Capital Trust Guar. Bonds 8.32% due 06/01/27	2,300,000	2,110,250
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	2,650,000	2,848,750

		13,349,375

Poultry — 0.2%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	650,000	643,500

Printing-Commercial — 0.3%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15*	1,000,000	965,000

Publishing-Books — 0.2%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	650,000	630,500

Publishing-Newspapers — 0.1%
Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	620,000	533,200

Publishing-Periodicals — 1.0%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	2,025,000	1,893,375
Vertis, Inc. Company Guar. Notes 9.75% due 04/01/09	1,800,000	1,827,000

		3,720,375

Real Estate Investment Trusts — 0.3%
National Health Investors, Inc. Notes 7.30% due 07/16/07	1,120,000	1,120,000

Recycling — 0.8%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	1,450,000	1,462,688
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	1,775,000	1,792,750

		3,255,438

Rental Auto/Equipment — 0.9%
H&E Equipment Services, Inc. Company Guar. Notes 8.38% due 07/15/16	775,000	813,750
Neff Corp. Senior Notes 10.00% due 06/01/15*	425,000	423,937
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	2,400,000	2,403,000

		3,640,687

Research & Development — 0.4%
Alion Science & Technology Corp. Company Guar. Notes 10.25% due 02/01/15	1,475,000	1,522,938

Retail-Discount — 0.5%
Dollar General Corp. Senior Notes 10.63% due 07/15/15*	2,175,000	2,098,875

Retail-Drug Store — 1.0%
General Nutrition Centers, Inc. Senior Notes 9.80% due 03/15/14*	450,000	434,250
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17*	3,375,000	3,240,000

		3,674,250

Retail-Petroleum Products — 0.3%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	1,125,000	1,065,938

Retail-Restaurants — 0.3%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	750,000	768,750
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	525,000	509,250

		1,278,000

Rubber-Tires — 0.2%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	750,000	699,375

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(12)(13)	550,000	2,200

Soap & Cleaning Preparation — 0.0%
JohnsonDiversey Holdings, Inc. Notes 10.67% due 05/15/13(6)	125,000	129,375

Special Purpose Entities — 3.2%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(6)	1,200,000	1,080,000
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	450,000	486,000
CCM Merger, Inc. Notes 8.00% due 08/01/13*	900,000	895,500
CHR Intermediate Holding Corp. Senior Notes 12.61% due 06/01/13*	75,000	74,719
Chukchansi Economic Development Authority Senior Notes 8.86% due 11/15/12*(4)	500,000	508,750
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	810,000	848,475
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	575,000	600,875

KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14*	625,000	612,500
KAR Holdings, Inc. Senior Notes 9.36% due 05/01/14*(4)	875,000	872,812
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	875,000	866,250
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	646,000	692,835
MXEnergy Holdings, Inc. Senior Notes 12.90% due 08/01/11*(4)	1,050,000	1,097,250
PNA Intermediate Holding Corp. Senior Notes 12.36% due 02/15/13*(4)	300,000	303,000
Seitel Acquisition Corp. Senior Notes 9.75% due 02/15/14*	750,000	742,500
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	1,200,000	1,230,000
Snoqualmie Entertainment Authority Sec. Notes 9.15% due 02/01/14*(4)	150,000	151,500
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	500,000	492,500
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	700,000	696,500

		12,251,966

Specified Purpose Acquisitions — 0.2%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	647,000	656,759

Steel-Producers — 0.6%
Chaparral Steel Co. Company Guar. Notes 10.00% due 07/15/13	925,000	1,009,406
Steel Dynamics, Inc. Senior Notes 6.75% due 04/01/15*	1,200,000	1,176,000

		2,185,406

Steel-Specialty — 0.1%
Tube City IMS Corp. Senior Sub. Notes 9.75% due 02/01/15*	500,000	512,500

Storage/Warehousing — 0.5%
Mobile Mini, Inc. Senior Notes 6.88% due 05/01/15*	875,000	848,750
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	850,000	905,250

		1,754,000

Telecom Services — 1.6%
Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	375,000	365,625
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	1,525,000	1,444,937
Mastec, Inc. Senior Notes 7.63% due 02/01/17*	775,000	776,938
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*	1,450,000	1,473,562
Qwest Corp. Senior Notes 7.50% due 10/01/14*	2,075,000	2,126,875

		6,187,937

Telephone-Integrated — 2.6%
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	225,000	212,625
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	1,750,000	1,767,500
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	1,025,000	968,625
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	2,356,000	2,426,680
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*	775,000	766,281
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	400,000	404,000
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	3,525,000	3,569,063

		10,114,774

Television — 1.6%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	1,525,000	1,532,625
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	350,000	341,250
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	1,525,000	1,490,687
Paxson Communication Corp. Sec. Senior Notes 11.61% due 01/15/13*(4)	1,650,000	1,707,750

Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	725,000	685,125
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	600,000	597,000

		6,354,437

Theaters — 1.2%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	2,750,000	2,695,000
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(6)	1,925,000	1,751,750

		4,446,750

Transactional Software — 0.4%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,450,000	1,464,500

Transport-Air Freight — 2.4%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	5,437,354	6,117,024
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	249,878	265,807
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19*	818,239	870,402
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	574,341	568,598
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 01/02/14	1,301,358	1,548,616

		9,370,447

Transport-Services — 0.3%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17*	400,000	401,000
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	775,000	740,125

		1,141,125

Transport-Truck — 0.2%
Swift Acquisition Corp. Sec. Notes 12.50% due 05/15/17*	450,000	425,250
Swift Acquisition Corp. Sec. Notes 13.11% due 05/15/15*(4)	425,000	400,563

		825,813

Travel Services — 0.5%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	1,375,000	1,457,500
Travelport LLC Company Guar. Notes 9.99% due 09/01/14(4)	200,000	205,500
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	100,000	110,500

		1,773,500

Wire & Cable Products — 0.1%
Belden CDT, Inc. Sr. Sub Notes 7.00% due 03/15/17*	525,000	517,125

Total Corporate Bonds & Notes (cost $311,407,129)		315,344,236

FOREIGN CORPORATE BONDS & NOTES — 9.7%
Building & Construction-Misc. — 0.3%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	1,085,000	1,095,850

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Senior Sub. Notes 11.00% due 04/06/15	233,000	210,865

Computers-Memory Devices — 0.2%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	850,000	816,000

Electronic Components-Misc. — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	885,000	871,725

Electronic Components-Semiconductors — 0.3%
Avago Technologies Finance Company Guar. Notes 10.13% due 12/01/13	925,000	985,125
STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11	325,000	327,438

		1,312,563

Food-Meat Products — 0.5%
JBS SA Company Guar. Notes 9.38% due 02/07/11	900,000	931,500
JBS SA Senior Notes 10.50% due 08/04/16*	825,000	903,375

		1,834,875

Housewares — 0.7%
Vitro SA de CV Senior Notes 9.13% due 02/01/17*	2,800,000	2,870,000

Independent Power Producer — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10 †(1)(8)	4,460,000	4,460

Investment Companies — 0.3%
Algoma Acquisition Corp. Senior Notes 9.88% due 06/15/15*	1,025,000	1,019,875

Medical-Drugs — 1.3%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	700,000	659,750
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.11% due 12/01/13(4)	850,000	875,500
Elan Finance PLC Company Guar. Notes 7.75% due 11/15/11	2,025,000	2,027,531
Elan Finance PLC Company Guar. Notes 9.36% due 11/15/11(4)	575,000	577,875
Elan Finance PLC/Elan Finance Corp. Company Guar. Notes 8.88% due 12/01/13	825,000	862,125

		5,002,781

Metal Processors & Fabrication — 0.0%
International Utility Structures, Inc. Senior Sub. Notes 10.75% due 02/01/08†(1)(3)(8)(11)	2,150,000	43,000

Music — 0.2%
Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*	795,000	830,775

Oil Companies-Exploration & Production — 1.2%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	1,400,000	1,382,500
OPTI Canada, Inc. Company Guar. Notes 7.88% due 12/15/14*	1,650,000	1,650,000
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*	675,000	685,125
Paramount Resources, Ltd. Senior Notes 8.50% due 01/31/13	1,025,000	1,050,625

		4,768,250

Paper & Related Products — 0.4%
Abitibi-Consolidated, Inc. Notes 5.25% due 06/20/08	150,000	147,000
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13	780,000	645,450
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	1,000,000	955,000

		1,747,450

Printing-Commercial — 0.2%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*	775,000	763,375

Satellite Telecom — 1.9%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(4)	1,670,000	1,705,487
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	1,350,000	1,512,000
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(6)	2,560,000	2,105,600
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	1,975,000	1,584,938
Intelsat, Ltd. Senior Notes 7.63% due 04/15/12	650,000	580,125

		7,488,150

Semiconductor Equipment — 0.1%
MagnaChip Semiconductor Sec. Notes 6.88% due 12/15/11	150,000	126,750
MagnaChip Semiconductor Sec. Notes 8.61% due 12/15/11(4)	150,000	134,250

		261,000

Special Purpose Entities — 0.7%
Bluewater Finance, Ltd. Company Guar. Notes 10.25% due 02/15/12	1,125,000	1,172,812
Hellas Telecommunications Luxembourg II Sub. Notes 11.11% due 01/15/15*(4)	1,375,000	1,416,250

		2,589,062

Telecom Services — 0.7%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	575,000	623,875

Telenet Group Holdings NV Notes 11.50% due 06/15/14*(6)	2,014,000	1,903,230

		2,527,105

Transport-Marine — 0.3%
Navios Maritime Holdings, Inc. Senior Notes 9.50% due 12/15/14*	650,000	689,000
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	625,000	634,375

		1,323,375

Transport-Rail — 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV Senior Notes 9.38% due 05/01/12	325,000	347,750

Total Foreign Corporate Bonds & Notes (cost $41,481,833)		37,728,286

LOANS — 1.5%
Beverages-Non-alcoholic — 0.2%
Le-Natures, Inc. 9.39% due 01/01/11†(1)(8)(9)(15)(16)	1,200,000	746,400

Diversified Financial Services — 0.4%
Wind Aquisition Holdings Finance 12.61% due 12/21/11†(1)(2)(3)(15)(16)	1,637,831	1,684,918

Leisure Products — 0.2%
AMC Entertainment Holdings 10.36% due 06/15/12(1)(2)(15)(16)	600,000	591,000

Medical Hospitals — 0.3%
Iasis Healthcare Corp. Sec. Notes 10.61% due 06/15/14(1)(15)(16)	1,000,000	973,750

Rental Auto/Equipment — 0.1%
Neff Corp. 8.89% due 11/30/14*(1)(15)(16)	500,000	503,646

Travel Service — 0.3%
Travelport Holdings, Ltd. 12.35% due 03/27/12(1)(2)(15)(16)	1,000,000	995,000

Total Loans (cost $5,887,968)		5,494,714

COMMON STOCK — 4.0%
Casino Services — 0.1%
Capital Gaming International, Inc.†(1)(3)	77	0
Shreveport Gaming Holdings, Inc.(1)(2)(3)	14,150	325,775

Cellular Telecom — 3.0% iPCS, Inc.(1)(2)	344,285	11,660,933

Medical-Outpatient/Home Medical — 0.1%
Critical Care Systems International, Inc.(1)(2)(3)	69,700	365,925

Oil-Field Services — 0.8%
Trico Marine Services, Inc.†	74,859	3,060,236
Total Common Stock (cost $7,461,978)		15,412,869

PREFERRED STOCK — 1.1%
Oil Companies-Exploration & Production — 1.1%
EXCO Resources, Inc. Convertible 7.00%, Series A-1 (2)(3)(5)	62	713,000
EXCO Resources, Inc. Convertible 11.00%, Series A-2 (2)(3)(5)	256	2,944,000
Transmeridian Exploration, Inc. 15.00%	6,427	546,295

Total Preferred Stock (cost $3,799,470)		4,203,295

WARRANTS — 0.0%†
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(3)	44,885	11,221

Telecom Services — 0.0%
KMC Telecom Holdings, Inc Expires 01/31/08 (strike price $0.01)*(1)(3)	3,650	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(1)(3)	2,250	0

		0

Telephone-Integrated — 0.0%
GT Group Telecom, Inc Expires 02/01/10 (Strike Price $0.00)*(1)(3)	2,650	27

Transport-Equipment & Leasing — 0.0%
Maxim Crane Works Holdings, Inc. Expires 01/20/10 (Strike Price $30.05)(1)(2)(3)	1,587	0
Maxim Crane Works Holdings, Inc Expires 01/20/10 (Strike Price $31.58)(1)(2)(3)	1,619	0
Maxim Crane Works Holdings, Inc Expires 01/20/10 (Strike Price $33.04)(1)(2)(3)	1,182	0

		0

Total Warrants (cost $1,436,220)		11,248

Total Long-Term Investment Securities (cost $371,922,614)		378,615,304

REPURCHASE AGREEMENT — 2.9%
State Street Bank & Trust Co. Joint Repurchase Agreement (cost $11,054,000) (14)	$11,054,000	11,054,000
TOTAL INVESTMENTS (cost $382,976,614) (10)	100.7%	389,669,304
Liabilities in excess of other assets	(0.7)	(2,558,009)

NET ASSETS	100.0%	$387,111,295

Bonds & Notes Sold Short - (0.3%)
Advertising Services — (0.3%)
Vertis, Inc. Senior Notes 10.88% due 06/15/09 (Proceeds $(1,034,250))	$(1,050,000)	$(1,029,000)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $122,013,106 representing 31.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Illiquid security

(2)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2007, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal / Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
AMC Entertainment Holdings
10.36% due 06/15/12
Loan Agreement	6/8/2007	600,000	$585,000	$591,000	100	0.15%

Critical Care Systems International, Inc. Common Stock	7/20/2006	69,700	606,739	365,925	5	0.09%

EXCO Resources, Inc. Convertible
7.00%, Series A-1 Preferred Stock	3/29/2007	62	620,000	713,000	11,500	0.18%

EXCO Resources, Inc. Convertible
11.00%, Series A-2
Preferred Stock	3/29/2007	256	2,560,000	2,944,000	11,500	0.76%

ICO North America, Inc.
7.50% due 08/15/09	8/11/2005	75,000	75,000	78,000	104	0.02%

iPCS, Inc.
Common Stock	7/20/2004	336,972	5,223,066
	7/28/2005	7,313	0

		344,285	5,223,066	11,660,933	34	3.01%

Maxim Crane Works Holdings, Inc.
Warrants Expires 01/20/10
(Strike Price $30.05)	1/28/2005	1,587	432,280	0	0	0.00%

Maxim Crane Works Holdings, Inc.
Warrants Expires 01/20/10
(Strike Price $31.58)	1/28/2005	1,619	441,126	0	0	0.00%

Maxim Crane Works Holdings, Inc.
Warrants Expires 01/20/10
(Strike Price $33.04)	1/28/2005	1,182	322,058	0	0	0.00%

Shreveport Gaming Holdings, Inc.
Common Stock	7/21/2005	2,321	53,448
	7/29/2005	11,829	272,336

		14,150	325,784	325,775	23	0.08%

Southern Energy, Inc.
7.90% due 07/15/09	1/10/2006	3,525,000	0	0	0	0.00%

Travelport Holdings, Ltd.
12.35% due 03/27/12
Loan Agreement	3/30/2007	1,000,000	970,000	995,000	100	0.26%

Wind Acqusition Holdings Finance S.A.	2/27/2007	206,305	205,512
12.61% due 12/21/11	3/06/2007	206,305	205,020
Loan Agreement	3/15/2007	515,763	513,799
	3/19/2007	309,458	307,530
	6/21/2007	400,000	415,000

		1,637,831	1,646,861	1,684,918	103	0.43%

				$19,358,551		4.98%

(3)	Fair valued security; see Note 1

(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.

(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(7)	Security defaulted subsequent to June 30, 2007.

(8)	Security in default

(9)	Company has filed Chapter 11 bankruptcy protection.

(10)	See Note 3 for cost of investments on a tax basis.

(11)	Company has filed bankruptcy in country of issuance.

(12)	Company has filed for Chapter 7 bankruptcy protection.

(13)	Bond is in default and did not pay principal at maturity.

(14)	See Note 2 for details of Joint Repurchase Agreement.

(15)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

ADR American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Tax Exempt Insured Fund

PORTFOLIO OF INVESTMENTS — June 30, 2007  — (unaudited)

Security Description	Principal Amount	Value (Note 1)
MUNICIPAL BONDS & NOTES — 93.0%
Alabama — 2.8%

Auburn University Series A 5.00% due 06/01/32(1)	$1,500,000	$1,550,025

California — 4.6%

East Bay Municipal Utility District Series A 5.00% due 06/01/32(1)	2,500,000	2,605,000

Connecticut — 4.7%

State of Connecticut, Refunded, Series B, 5.00% due 06/01/14(1)	2,500,000	2,649,450

Georgia — 0.3%

Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/09(1)	60,000	62,219
Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/13(1)	85,000	92,206

		154,425

Indiana — 6.7%

Indiana Transportation Finance Authority Highway Revenue, Series A, 5.25% due 06/01/26(1)	3,500,000	3,752,840

Massachusetts — 13.0%

Massachusetts State Water Resources Authority, Revenue Bonds, Series A, 5.00% due 08/01/24(1)	3,910,000	4,046,342
University Massachusetts Building Authority Project Revenue, Series 04-1, 5.25% due 11/01/27(1)	3,000,000	3,227,940

		7,274,282

Michigan — 4.4%

Detroit Michigan Sewage Disposal Revenue 4.18% due 07/01/32(1)(3)	2,500,000	2,500,000

New Jersey — 10.8%

Garden State New Jersey Preservation Trust Open Space and Farmland Preservation, Series A, 5.80% due 11/01/17(1)	2,500,000	2,789,475
Tobacco Settlement Financing Corp. 6.13% due 06/01/42	3,000,000	3,282,690

		6,072,165

New Mexico — 4.7%

New Mexico Finance Authority Transportation, Series A, 5.25% due 06/15/21(1)	2,500,000	2,641,225

New York — 13.8%

City of Niagara Falls New York Unrefunded 7.50% due 03/01/13(1)	410,000	479,926
City of Niagara Falls New York Prerefunded 7.50% due 03/01/13(1)	35,000	41,221
City of Niagara Falls New York Unrefunded 7.50% due 03/01/14(1)	510,000	609,088
City of Niagara Falls New York Prefunded 7.50% due 03/01/14(1)	45,000	54,149
Metropolitan Transit Ser B 4.50% due 11/15/32(1)	850,000	824,916
New York State Environmental Facilities Corp., Series A, 4.75% due 06/15/31	2,000,000	2,023,200
New York State Thruway Authority, Series G, 5.25% due 01/01/27(1)	1,500,000	1,596,525
Sales Tax Asset Receivables Corp., Series A, 5.25% due 10/15/27(1)	2,000,000	2,125,220

		7,754,245

Ohio — 23.2%

Cincinnati, Ohio City School District Classroom Facilities, General Obligation, 5.00% due 12/01/24(1)	3,000,000	3,166,200
Cuyahoga County, Ohio Revenue, Series A, 5.75% due 01/01/24	2,000,000	2,132,120
Franklin County, Ohio Hospital Revenue, Series C, 5.25% due 05/15/23	3,000,000	3,120,900
Olentangy Local School District Ohio, Series A, 5.25% due 12/01/27(1)	3,250,000	3,484,780
Woodridge, Ohio, Woodmore Local School District, 6.80% due 12/01/14(1)	1,000,000	1,103,750

		13,007,750

South Dakota — 4.0%

South Dakota State Health & Educational Facilities Revenue, Refunding, 6.25% due 07/01/10(1)	2,120,000	2,248,217

Total Long-Term Investment Securities (cost $50,765,905)		52,209,624

SHORT-TERM INVESTMENT SECURITIES — 6.6%
Massachusetts — 1.1%

Massachusetts Development Finance Agency, Series G 3.56% due 07/18/07(1)(2)	600,000	600,000

Ohio — 0.7%

City of Cleveland Ohio 3.56% due 07/19/07(1)(2)	400,000	400,000

South Carolina — 3.0%

Piedmont Municipal Power Agency, South Carolina, Electric Revenue, Sub. Series B-6 3.58% due 07/18/07(1)(2)	500,000	500,000
Piedmont Municipal Power Agency, South Carolina, Electric Revenue, Sub. Series B-1, 3.58% due 07/18/07(1)(2)	1,190,000	1,190,000

		1,690,000

Tennessee — 1.7%

Jackson Tennessee Energy Authority 3.58% due 07/19/07(1)(2)	950,000	950,000
Registered Investment Company — 0.1%

SSGA Tax Free Money Market Fund	49,254	49,254

Total Short-Term Investment Securities (cost $3,689,254)		3,689,254

TOTAL INVESTMENTS — (cost $54,455,159)@	99.6%	55,898,878
Other assets less liabilities	0.4	226,885

NET ASSETS —	100.0%	$56,125,763

@	See note 3 for cost of investments on a tax basis.

(1)	All or part of this security is insured by the Financial Security Assurance (“FSA”), Financial Guaranteed Insurance Corp. (“FGIC”), Municipal Bond Insurance Association (“MBIA”), American Municipal Bond Assurance Corp. (“AMBAC”) or, XL Capital (“XLCA”). The aggregate value is $45,290,714 or 80.7% of Net Assets.

(2)	Variable rate security — the rate reflected is as of June 30, 2007; maturity date reflects next reset date.

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuations:

Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board.

Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.

Note 2. Repurchase Agreements:

As of June 30, 2007, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Strategic Bond	8.78%	$8,577,000
High Yield Bond	11.32	11,054,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2007, bearing interest at a rate of 3.70% per annum, with a principle amount of $97,686,000, a repurchase price of $97,716,120 and a maturity date of July 2, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.38%	12/15/08	$90,750,000	$88,821,563
U.S. Treasury Notes	3.38	09/15/09	11,085,000	10,821,731

In addition, at June 30, 2007, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
U.S. Government Securities	10.05%	$20,107,000
GNMA	17.74%	$35,477,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated June 30, 2007, bearing interest at a rate of 4.40% per annum, with a principal amount of $200,000,000 a repurchase price of $200,073,333, and a maturity date of July 2, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	3.63%	01/15/08	$47,770,000	$48,726,608
U.S. Treasury Inflation Index Bonds	3.00	07/15/12	74,885,000	76,382,730
U.S. Treasury Inflation Index Bonds	2.00	01/15/14	77,345,000	78,892,325

Note 3. Federal Income Taxes:

As of June 30, 2007, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund	Tax Exempt Insured Fund
Cost	$194,671,855	$470,145,539	$792,235,052	$382,393,865	$54,454,358

Appreciation	745,085	517,407	13,168,224	19,988,069	1,605,431
Depreciation	(3,577,545)	(9,742,475)	(15,052,223)	(12,712,630)	(160,911)

Unrealized appreciation (depreciation) – net	$(2,832,460)	$(9,225,068)	$(1,883,999)	$7,275,439	$1,444,520

Note 4. Other Information:

On February 9, 2006, American International Group (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (“AIG SunAmerica” or the “Adviser”), Sun America Capital Services, Inc. (“SACS”) and AIG Global Investment Corp. (“AIGGIC”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

AIG without admitting or denying the allegations in the complaint except as to jurisdiction, consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Funds. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, AIG SunAmerica, SACS and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Income Funds’ Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: August 29, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 29, 2007